SELIGMAN
                ---------------------
                       MUNICIPAL FUND                    [GRAPHIC OMITTED]
                         SERIES. INC.




                                                            ANNUAL REPORT
                                                          SEPTEMBER 30, 1998

                                                               ---------

                                                               PROVIDING

                                                             INCOME EXEMPT

                                                             FROM REGULAR

                                                                INCOME

                                                                 TAX


                                                               [LOGO]
                                                       J. & W. SELIGMAN & CO.
                                                             INCORPORATED
                                                           ESTABLISHED 1864

SELIGMAN--TIMES CHANGE...VALUES ENDURE

J. & W. SELIGMAN & CO. INCORPORATED IS A FIRM WITH A LONG TRADITION OF INVESTMENT EXPERTISE, OFFERING A BROAD ARRAY OF INVESTMENT CHOICES TO HELP TODAY'S INVESTORS SEEK THEIR LONG-TERM FINANCIAL GOALS.

TIMES CHANGE...

Established in 1864, Seligman's history of providing financial services has been marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 134 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest diversified publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance that investment companies could have in building wealth for individual investors and launched its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including funds that focus on technology stocks, municipal bonds, and international securities.

 ...VALUES ENDURE

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman into the new millennium.

TABLE OF CONTENTS

To the Shareholders ....................................  1
Interview With Your Portfolio Manager ..................  2
Performance Overview and
  Portfolio Summary ....................................  4
Portfolios of Investments .............................. 18
Statements of Assets and Liabilities ................... 38
Statements of Operations ............................... 40
Statements of Changes in Net Assets .................... 42
Notes to Financial Statements .......................... 46
Financial Highlights ................................... 51
Report of Independent Auditors ......................... 64
Board of Directors ..................................... 65
Executive Officers AND For More Information ............ 66
Glossary of Financial Terms ............................ 67

TO THE SHAREHOLDERS

Seligman Municipal Fund Series posted strong results for its fiscal year ended September 30, 1998. Although the growth of the US economy slowed from its record pace, the expansion continued. Inflation and interest rates reached their lowest levels in a quarter century, and unemployment was at its lowest level since 1970.

Despite ongoing strength in the US, economic turmoil spread throughout the rest of the world. The Asian financial crisis worsened, Japan failed to resolve its banking problems, Russia's economy became chaotic, and economic crises loomed throughout much of Latin America, particularly in Brazil. Fears of risk in nearly all types of financial assets drove investors out of the equity markets and into the relative safety and quality of investments such as US Treasury bonds, often a haven from a turbulent stock market. This "flight to quality" helped create a more attractive environment for municipal bonds.

Major factors influencing the market for municipal bonds over the year were the prolonged Treasury bond rally and heavy issuance of municipal securities. Municipal bond holders fared well as interest rates generally declined over this time period. Nonetheless, the performance of the municipal market lagged that of the Treasury bond market, as investors focused on quality because of concerns about financial instability. Treasury bond prices rose sharply over the 12-month period, sending yields significantly lower. At one point in the period, selected municipal obligations traded at the same yield as Treasuries, even though municipals offered more favorable tax treatment. Currently, long-term municipal bonds have not been this attractive, relative to long-term Treasuries, since 1986, when proposed legislation threatened the tax-exempt status of municipal securities.

Looking ahead, we see the favorable climate for municipal bonds continuing. Low inflation and a growing economy should serve to protect the value of municipal investments. Fewer new issues may be entering the market, which could tighten the supply/demand balance. This could improve overall total rate-of-return prospects. Also, although the US economy continues to grow, this growth is slowing, and the global situation is forcing the Federal Reserve into a more benign strategy on interest rates. The Fed has already cut short-term rates twice, and we expect more cuts until a semblance of international stability emerges. Finally, the municipal market's record of safety and stability offers further appeal to investors in these more troubled times, especially as equity market volatility continues.

All in all, we feel the investment attractiveness of municipals remains compelling. In this period of global economic uncertainty and low interest rates, municipals are an appropriate alternative for those investors with suitable investment requirements.

As you may know, companies are modifying their computer systems to recognize dates of January 1, 2000, and beyond. This is often referred to as the "Y2K" problem. Unless systems are updated, many applications may interpret the last two digits of the year to mean 1900 instead of 2000. J. & W. Seligman & Co. Incorporated, the Seligman Investment Companies, and Seligman Data Corp., your shareholder service agent, have jointly established a team to ensure that your investment and shareholder services are not disrupted. This team is supported by consulting firms specializing in Y2K solutions. Substantial work has been performed to date, and we are confident that when our plans are finalized and all systems are tested, there will be no disruption in the services provided by your Fund.

Thank you for your continued support of Seligman Municipal Fund Series. We look forward to serving your investment needs in the many years to come. A discussion with your Portfolio Manager, performance overviews, portfolio holdings, and financial statements follow this letter.

By order of the Board of Directors,

/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                /s/ Brian T. Zino
                                -----------------------
                                Brian T. Zino
                                President

October 30, 1998

INTERVIEW WITH YOUR PORTFOLIO MANAGER


Q. WHAT ECONOMIC FACTORS INFLUENCED SELIGMAN MUNICIPAL FUND SERIES IN THE LAST 12 MONTHS?

A. The continuing combination of low inflation, low unemployment, and steady economic growth throughout the past 12 months sustained what became one of the nation's longest peacetime economic expansions. This contributed to the overall improvement of the financial condition of America's states, cities, and municipalities. Over the past year, credit rating upgrades significantly outnumbered rating downgrades. These upgrades enhanced the overall creditworthiness of the municipal marketplace.

    But, by the end of the fiscal year, there was widespread expectation that the US may be unable to avoid the economic slowdown that has already gripped much of the world. While many economists were calling a recession unlikely, the fact that they were including its potential in their forecasts implied that the ongoing domestic economic expansion would not continue. In the final months of the fiscal year, turmoil in world markets began to contribute to a modest slowdown in the pace of US economic growth, and prevented an acceleration in the rate of inflation. In September, the Federal Reserve Board lowered the federal funds rate by one-quarter of one percent. With a warning that growing fear among investors and lenders was threatening the nation's economic expansion, the Fed unexpectedly cut interest rates again in October, the first time in four and a half years that the central bank had changed interest-rate policy outside one of its normally scheduled meetings. This unusual timing suggested that the Fed believed that the domestic economy is beginning to deteriorate as the worldwide financial crisis gains momentum, and that a credit shortage may be developing that could further curb growth. Fed officials have hinted that more interest-rate reductions will ensue if the global financial turmoil escalates. Declining US equity markets reflected these fears, as investors sold stocks in favor of the relative safety and quality of US Treasury bonds, which are often considered a haven from a volatile stock market.

Q. WHAT MARKET FACTORS INFLUENCED SELIGMAN MUNICIPAL FUND SERIES IN THE LAST 12 MONTHS?

A. Overall, Seligman Municipal Fund Series ended its fiscal year on a positive note. During the period, long-term municipal yields fluctuated within a narrow range, decreasing by almost one-half of a point. The declining interest-rate environment led to rising prices for the majority of holdings and competitive performance results for each Series' net asset value.

[GRAPHIC OMITTED]

SELIGMAN MUNICIPAL TEAMS: (FROM LEFT) AUDREY KUCHTYAK, THERESA BARION, DEBRA McGUINNESS, (SEATED) EILEEN COMERFORD, THOMAS G. MOLES (PORTFOLIO MANAGER)


A TEAM APPROACH SELIGMAN MUNICIPAL FUND SERIES IS MANAGED BY THE SELIGMAN MUNICIPALS TEAM, HEADED BY THOMAS G. MOLES. MR. MOLES IS ASSISTED IN THE MANAGEMENT OF THE FUND BY A GROUP OF SEASONED PROFESSIONALS WHO ARE RESPONSIBLE FOR RESEARCH AND TRADING CONSISTENT WITH THE SERIES' INVESTMENT OBJECTIVE.

INTERVIEW WITH YOUR PORTFOLIO MANAGER
THOMAS G. MOLES

    However, the municipal market underperformed the US Treasury market during the 12-month period. The ongoing strength in the economy over the year caused the supply of Treasury bonds to shrink, as the federal government needed to borrow less after running its first budget surplus in 29 years. But, the solid economy and low interest rates caused the supply of municipal bonds to grow. The net reduction in Treasury financing and the increasing municipal bond issuance was compounded by the increased investor demand for Treasuries. These factors caused the decline in Treasury yields to significantly outpace the drop in municipal yields. Because of these factors, long-term municipal bonds have not been as attractive, relative to long-term Treasuries, since 1986, when proposed tax legislation threatened the tax-exempt status of municipal securities.

Q.  WHAT WAS YOUR INVESTMENT STRATEGY?

A. Throughout the 12-month period, the long-term interest rate outlook was positive, and Seligman Municipal Fund Series was positioned to benefit from the declining interest-rate environment. The Seligman Municipals Team engaged in duration-extension trades, selling shorter-term holdings and replacing them with long-term, current-coupon bonds. Current-coupon bonds have coupon rates that are at or near current market rates. Generally, when long-term bond yields decline, the prices appreciate more than those of shorter-term bonds.

    During the past 12 months, we also improved the call protection of the portfolios. As the bonds within the portfolio mature, older holdings approach their optional call dates (a callable bond can be redeemed by the issuer, prior to maturity, on specified dates and at predetermined prices). Declining interest rates increase the risk that these bonds will be called by the issuer. The lower interest-rate environment over the 12-month period prompted many municipal issuers to retire outstanding, higher-coupon debt. Additionally, as a direct result of the significant increase in refunding volume, many of the portfolio's holdings were advance-refunded, which had a positive impact on performance. In general, when a municipal bond is refunded, total return performance is improved, and the bond's rating is often upgraded.

Q.  WHAT IS YOUR OUTLOOK?

A. Long-term municipal yields have fallen to levels not seen in many years. Municipal securities continue to offer a significant yield advantage compared to the after-tax returns of other fixed-income investments. Further, as the yield spread between municipal and Treasury bonds normalizes, municipal market performance should improve, relative to the Treasury market. Finally, the municipal market's record of safety and stability may become more appealing as volatility persists in the US equity markets. Consequently, we remain optimistic about the long-term prospects for the municipal bond market, and for Seligman Municipal Fund Series.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

    The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Fund Series Class A shares, with and without the initial 4.75% maximum sales charge, for the 10-year period ended September 30, 1998, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same period. The performance of each Series of Seligman Municipal Fund Series Class D shares is not shown in the charts but is included in the table below each chart. It is important to keep in mind that the Lehman Index does not include any fees or sales charges, and does not reflect state-specific bond market performance. The table below each chart also includes relevant portfolio characteristics for each Series.

SELIGMAN NATIONAL MUNICIPAL SERIES

                               [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]

DATE                 With Load      Without Load        Lehman**
9/30/88                  9526            10000            10000
                         9794            10281            10185
                         9885            10377            10252
                        10476            10998            10859
9/30/89                 10347            10862            10867
                        10756            11291            11284
                        10684            11216            11335
                        10964            11510            11600
9/30/90                 10771            11307            11607
                        11382            11948            12107
                        11578            12154            12381
                        11824            12412            12645
9/30/91                 12305            12917            13136
                        12688            13319            13578
                        12657            13286            13619
                        13162            13816            14136
9/30/92                 13393            14059            14511
                        13688            14369            14775
                        14381            15096            15323
                        14944            15688            15824
9/30/93                 15536            16309            16359
                        15617            16394            16588
                        14336            15049            15677
                        14423            15141            15851
9/30/94                 14320            15033            15959
                        14064            14763            15729
                        15224            15981            16841
                        15613            16390            17247
9/30/95                 15964            16758            17744
                        16891            17731            18475
                        16524            17346            18251
                        16636            17464            18392
9/30/96                 17077            17926            18815
                        17453            18322            19295
                        17355            18218            19250
                        18016            18912            19914
9/30/97                 18682            19611            20516
                        19264            20223            21072
                        19493            20463            21314
                        19781            20765            21638
9/30/98                 20363            21376            22302

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                      ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS         2/1/94
                                      ---------       ------         -------       -------  -------------------
CLASS A**
With Sales Charge                       (0.54)%        3.81%          4.55%         7.37%           n/a
Without Sales Charge                     4.46          9.00           5.56          7.89            n/a

CLASS D**
With 1% CDSC                             2.87          6.76            n/a           n/a            n/a
Without CDSC                             3.87          7.76            n/a           n/a           4.57%
LEHMAN INDEX***                          4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                     DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                    -----------   --------------- -----------

Class A          $8.32         $8.16          $8.01    Class A           $0.394            --          3.86%
Class D           8.31          8.16           8.02    Class D            0.319            --          3.16

HOLDINGS BY MARKET SECTOR0                             MOODY'S/S&P RATINGS0
Revenue Bonds                          81%             Aaa/AAA           38%         A/A              21%
General Obligation Bonds               19              Aa/AA             29          Baa/BBB          12

WEIGHTED AVERAGE MATURITY              24.7 years

----------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN COLORADO MUNICIPAL SERIES

                               [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]

DATE      With Load    Without Load     Lehman**

9/30/88    9528          10000           10000

           9813.95       10299.64        10185
           9917.61       10408.43        10252
           10474.22      10992.58        10859
9/30/89    10452.21      10969.48        10867
           10799.09      11333.52        11284
           10734.07      11265.29        11335
           10984.95      11528.58        11600
9/30/90    10909.81      11449.72        11607
           11344.18      11905.6         12107
           11533.33      12104.1         12381
           11743.36      12324.51        12645
9/30/91    12126.35      12726.46        13136
           12410.18      13024.34        13578
           12382.81      12995.61        13619
           12793.04      13426.14        14136
9/30/92    13065.18      13711.74        14511
           13361.95      14023.2         14775
           13805.63      14488.84        15323
           14248.54      14953.67        15824
9/30/93    14703.19      15430.82        16359
           14846.95      15581.7         16588
           14123.24      14822.16        15677
           14249.19      14954.35        15851
9/30/94    14273.9       14980.28        15959
           14085.74      14782.8         15729
           14979.21      15720.49        16841
           15236.82      15990.85        17247
9/30/95    15495.22      16262.03        17744
           16052.56      16846.95        18475
           15862.52      16647.51        18251
           16025.26      16818.31        18392
9/30/96    16232.1       17035.38        18815
           16596.37      17417.68        19295
           16574.53      17394.77        19250
           17015.93      17858.01        19914
9/30/97    17416.77      18278.7         20516
           17844.68      18727.78        21072
           18034.86      18927.37        21314
           18300.18      19205.82        21638
9/30/98    18814         19745           22302


The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                      ---------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS         2/1/94
                                      ---------       ------         -------       -------  -------------------

CLASS A**
With Sales Charge                       (0.58)%        2.89%          4.03%         6.52%           n/a
Without Sales Charge                     4.32          8.03           5.05          7.04            n/a

CLASS D**
With 1% CDSC                             2.70          5.90            n/a           n/a            n/a
Without CDSC                             3.70          6.90            n/a           n/a           3.89%
LEHMAN INDEX***                          4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                         DIVIDENDS+    CAPITAL GAIN+  SEC YIELD++
                -------       -------       -------                       ------------   --------------- -----------
CLASS A          $7.64         $7.50          $7.42        CLASS A           $0.360            --          3.80%
CLASS D           7.63          7.50           7.42        CLASS D            0.291            --          3.09

HOLDINGS BY MARKET SECTOR0                                 MOODY'S/S&P RATINGS0
REVENUE BONDS                          81%                 AAA/AAA           49%
GENERAL OBLIGATION BONDS               19                  AA/AA             25
                                                           A/A               12

WEIGHTED AVERAGE MATURITY              21.3 years          Baa/BBB           14

------------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN GEORGIA MUNICIPAL SERIES

                               [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]

DATE        With Load   Without Load    Lehman**
9/30/88      9530         10000          10000
             9858.8       10345.47       10185
             9951         10442.11       10252
             10539.97     11060.27       10859
9/30/89      10496.44     11014.6        10867
             10832.01     11366.73       11284
             10832.01     11366.73       11335
             11072.38     11618.96       11600
9/30/90      11040.95     11585.98       11607
             11591.31     12163.51       12107
             11803.42     12386.08       12381
             12040.7      12635.07       12645
9/30/91      12509.22     13126.72       13136
             12863.3      13498.27       13578
             12854.83     13489.38       13619
             13378.28     14039          14136
9/30/92      13716        14392.82       14511
             14021.03     14713.13       14775
             14427.52     15139.68       15323
             14915.7      15651.95       15824
9/30/93      15630.27     16401.79       16359
             15732.53     16509.1        16588
             14658.86     15382.44       15677
             14748.93     15476.96       15851
9/30/94      14768        15496.62       15959
             14530.75     15248          15729
             15650.32     16422.82       16841
             16120.93     16916.67       17247
9/30/95      16489.52     17303.45       17744
             17314.63     18169.3        18475
             16958.21     17795.28       18251
             17109.44     17953.99       18392
9/30/96      17571.95     18439.32       18815
             17983.71     18871.42       19295
             17833.25     18713.54       19250
             18519.79     19433.96       19914
9/30/97      19091.39     20033.77       20516
             19605.21     20572.95       21072
             19826.96     20805.64       21314
             20153.91     21148.73       21638
9/30/98      20702        21724          22302


The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                   AVERAGE ANNUAL
                                              ----------------------------------------------------------
                                                                                          CLASS D
                                  SIX           ONE           FIVE           10       SINCE INCEPTION
                                MONTHS*        YEAR           YEARS         YEARS         2/1/94
                              ---------       ------         -------       -------   -------------------
CLASS A**
With Sales Charge               (0.55)%        3.35%          4.76%         7.55%           n/a
Without Sales Charge             4.41          8.44           5.78          8.07            n/a

CLASS D**
With 1% CDSC                     2.94          6.59            n/a           n/a            n/a
Without CDSC                     3.94          7.59            n/a           n/a           4.90%
LEHMAN INDEX***                  4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                          DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                         FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                               DIVIDENDS+    CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                             ------------   --------------- -----------
CLASS A          $8.38         $8.21          $8.12              CLASS A           $0.375          $0.032        3.69%
CLASS D           8.40          8.23           8.13              CLASS D            0.301           0.032        2.99

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                          66%                       Aaa/AAA           43%
General Obligation Bonds               34                        Aa/AA             36
                                                                 A/A               18

WEIGHTED AVERAGE MATURITY              18.6 years                Baa/BBB            3

--------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN LOUISIANA MUNICIPAL SERIES


                               [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]

DATE        With Load   Without Load   Lehman**
9/30/88      9523         10000          10000
             9732.81      10220.08       10185
             9848.63      10341.7        10252
             10380.93     10900.65       10859
9/30/89      10383.79     10903.65       10867
             10719.31     11255.97       11284
             10721.19     11257.94       11335
             10984.21     11534.15       11600
9/30/90      10923.82     11470.73       11607
             11455.08     12028.59       12107
             11695.72     12281.27       12381
             11939.1      12536.84       12645
9/30/91      12397.93     13018.63       13136
             12758.92     13397.71       13578
             12744.2      13382.26       13619
             13268.39     13932.7        14136
9/30/92      13529.88     14207.28       14511
             13758.47     14447.31       14775
             14282.07     14997.13       15323
             14713.74     15450.41       15824
9/30/93      15166.51     15925.85       16359
             15333.5      16101.2        16588
             14507.95     15234.31       15677
             14569.92     15299.39       15851
9/30/94      14585.03     15315.25       15959
             14431.18     15153.69       15729
             15379.62     16149.62       16841
             15681.87     16467.01       17247
9/30/95      16086.5      16891.9        17744
             16898.5      17744.61       18475
             16624.27     17456.58       18251
             16677.94     17512.94       18392
9/30/96      17103.45     17959.75       18815
             17488        18363.56       19295
             17469.59     18344.23       19250
             18049.78     18953.45       19914
9/30/97      18500.82     19427.08       20516
             18966.3      19915.86       21072
             19171.91     20131.77       21314
             19408.04     20379.72       21638
9/30/98      19996        20997          22302

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                  ----------------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS         2/1/94
                                      ---------       ------         -------       -------  -------------------

CLASS A**
With Sales Charge                       (0.69)%        2.98%          4.66%         7.17%           n/a
Without Sales Charge                     4.30          8.08           5.68          7.70            n/a

Class D**
With 1% CDSC                             2.82          6.11            n/a           n/a            n/a
Without CDSC                             3.82          7.11            n/a           n/a           4.61%
LEHMAN INDEX***                          4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                               DIVIDENDS+    CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                             ------------   --------------- -----------
CLASS A          $8.51         $8.36          $8.28              CLASS A           $0.407          $0.014        3.82%
CLASS D           8.50          8.35           8.27              CLASS D            0.331           0.014        3.11

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                          85%                       Aaa/AAA           78%
General Obligation Bonds               15                        Aa/AA             14
                                                                 Baa/BBB            8
WEIGHTED AVERAGE MATURITY              20.0 years

----------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY
SELIGMAN MARYLAND MUNICIPAL SERIES


                               [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]

DATE     With Load   Without Load  Lehman**
9/30/88     9523        10000       10000
            9755        10243       10185
            9871        10365       10252
            10448       10971       10859
9/30/89     10421       10943       10867
            10779       11318       11284
            10752       11290       11335
            10977       11527       11600
9/30/90     10887       11432       11607
            11442       12015       12107
            11630       12212       12381
            11841       12434       12645
9/30/91     12331       12948       13136
            12640       13272       13578
            12681       13316       13619
            13140       13798       14136
9/30/92     13459       14133       14511
            13681       14366       14775
            14188       14898       15323
            14677       15412       15824
9/30/93     15239       16002       16359
            15313       16080       16588
            14503       15229       15677
            14593       15323       15851
9/30/94     14617       15349       15959
            14475       15200       15729
            15482       16257       16841
            15825       16617       17247
9/30/95     16210       17022       17744
            16912       17759       18475
            16620       17453       18251
            16815       17657       18392
9/30/96     17183       18043       18815
            17532       18410       19295
            17417       18289       19250
            17976       18876       19914
9/30/97     18495       19421       20516
            18949       19898       21072
            19179       20139       21314
            19438       20411       21638
9/30/98     19954       20954       22302



The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                      ---------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS         2/1/94
                                      ---------       ------         -------       -------  -------------------

CLASS A**
With Sales Charge                       (0.92)%        2.72%          4.52%         7.15%           n/a
Without Sales Charge                     4.04          7.89           5.54          7.68            n/a

Class D**
With 1% CDSC                             2.69          5.91            n/a           n/a            n/a
Without CDSC                             3.69          6.91            n/a           n/a           4.59%
LEHMAN INDEX***                          4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                               DIVIDENDS+    CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                             ------------   --------------- -----------
CLASS A          $8.32         $8.19          $8.14              CLASS A           $0.395          $0.048        3.86%
CLASS D           8.33          8.19           8.15              CLASS D            0.321           0.048        3.15

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                          77%                       Aaa/AAA           43%
General Obligation Bonds               23                        Aa/AA             38
                                                                 A/A               17
WEIGHTED AVERAGE MATURITY              21.8 years                Baa/BBB            2

---------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MASSACHUSETTS MUNICIPAL SERIES


                               [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]


DATE      With Load      Without Load    Lehman**
9/30/88    9525           10000          10000
           9716.55        10201          10185
           9765.6         10252.61       10252
           10343.83       10859.68       10859
9/30/89    10304.4        10818.29       10867
           10558.88       11085.44       11284
           10556          11082.46       11335
           10775          11312.65       11600
9/30/90    10560          11086.62       11607
           11130.86       11685.94       12107
           11463.16       12034.83       12381
           11730.29       12315.27       12645
9/30/91    12232.45       12842.47       13136
           12574.71       13201.8        13578
           12645.32       13275.93       13619
           13123.25       13777.69       14136
9/30/92    13425.45       14094.96       14511
           13716.21       14400          14775
           14210          14918.62       15323
           14723.31       15457.53       15824
9/30/93    15194.58       15952.32       16359
           15296.89       16059.74       16588
           14579.3        15306.38       15677
           14698.91       15431.93       15851
9/30/94    14747.79       15483.25       15959
           14618.99       15348.02       15729
           15520          16294.06       16841
           15810.25       16598.68       17247
9/30/95    16160.94       16966.86       17744
           16840.83       17680.65       18475
           16549.23       17374.51       18251
           16726.63       17560.75       18392
9/30/96    17125.04       17979.03       18815
           17537.45       18412          19295
           17399.28       18266.93       19250
           17989.8        18886.9        19914
9/30/97    18514.12       19437.36       20516
           19059.03       20009.44       21072
           19313.65       20276.76       21314
           19612.26       20590.27       21638
9/30/98    20328          21342          22302


The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                  ----------------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                       ---------      ------         -------       -------  -------------------
CLASS A**
With Sales Charge                        0.26%         4.56%          4.96%         7.35%           n/a
Without Sales Charge                     5.25          9.80           5.99          7.88            n/a

CLASS D**
With 1% CDSC                             3.78          7.68            n/a           n/a            n/a
Without CDSC                             4.78          8.68            n/a           n/a           5.00%
LEHMAN INDEX***                          4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                               DIVIDENDS+    CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                             ------------   --------------- -----------
CLASS A          $8.27         $8.04          $7.99              CLASS A           $0.380          $0.094          3.72%
CLASS D           8.26          8.03           7.99              CLASS D            0.307           0.094          3.02

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                          88%                       Aaa/AAA           60%         Baa/BBB           5%
General Obligation Bonds               12                        Aa/AA             28          Non-Rated         2
                                                                 A/A                5

WEIGHTED AVERAGE MATURITY              22.5 years

---------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MICHIGAN MUNICIPAL SERIES


                               [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]


DATE           With Load     Without Load     Lehman**
9/30/88           9520         10000            10000
                  9762         10253            10185
                  9862         10359            10252
                 10483         11011            10859
9/30/89          10463         10991            10867
                 10807         11351            11284
                 10799         11343            11335
                 11055         11612            11600
9/30/90          10941         11492            11607
                 11439         12015            12107
                 11676         12265            12381
                 11933         12534            12645
9/30/91          12400         13025            13136
                 12813         13458            13578
                 12837         13484            13619
                 13356         14029            14136
9/30/92          13709         14399            14511
                 14006         14712            14775
                 14481         15210            15323
                 15012         15769            15824
9/30/93          15487         16267            16359
                 15614         16401            16588
                 14892         15642            15677
                 14977         15731            15851
9/30/94          15038         15795            15959
                 14859         15607            15729
                 15836         16634            16841
                 16109         16920            17247
9/30/95          16475         17304            17744
                 17204         18071            18475
                 16925         17778            18251
                 17053         17912            18392
9/30/96          17490         18371            18815
                 17846         18745            19295
                 17777         18673            19250
                 18399         19326            19914
9/30/97          18916         19869            20516
                 19404         20382            21072
                 19634         20623            21314
                 19940         20944            21638
9/30/98          20548         21583            22302


The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                      ---------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                       ---------      ------         -------       -------  -------------------

CLASS A**
With Sales Charge                       (0.31)%        3.45%          4.80%         7.47%           n/a
Without Sales Charge                     4.66          8.63           5.82          8.00            n/a

Class D**
With 1% CDSC                             3.19          6.66            n/a           n/a            n/a
Without CDSC                             4.19          7.66            n/a           n/a           4.76%
Lehman Index***                          4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                               DIVIDENDS+    capital gain+    SEC YIELD++
                -------       -------       -------                             ------------   --------------- -----------
CLASS A          $8.83         $8.64          $8.60              CLASS A           $0.413          $0.074        3.76%
CLASS D           8.82          8.63           8.59              CLASS D            0.334           0.074        3.06

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                          78%                       Aaa/AAA           56%
General Obligation Bonds               22                        Aa/AA             34
                                                                 A/A               10

WEIGHTED AVERAGE MATURITY              21.7 years

---------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MINNESOTA MUNICIPAL SERIES


                               [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]


DATE        With Load     Without Load    Lehman**
9/30/88      9519           10000          10000
             9753.87        10246.75       10185
             9797.9         10293.04       10252
             10387.15       10912.03       10859
9/30/89      10312.42       10833.52       10867
             10718.59       11260.21       11284
             10722          11263.82       11335
             10965.59       11519.69       11600
9/30/90      10909.45       11460.73       11607
             11417.72       11994.69       12107
             11565.86       12150.3        12381
             11779.82       12375.06       12645
9/30/91      12120          12732.44       13136
             12277.28       12897.67       13578
             12407.49       13034.46       13619
             12785.26       13431.33       14136
9/30/92      13054.27       13713.92       14511
             13219.38       13887.39       14775
             13762.71       14458.16       15323
             14282.38       15004.09       15824
9/30/93      14759.49       15505.32       16359
             15002.26       15760.36       16588
             14517.49       15251.1        15677
             14620.72       15359.54       15851
9/30/94      14776.66       15523.36       15959
             14621.5        15360.38       15729
             15352.49       16128.29       16841
             15637.43       16427.63       17247
9/30/95      15900.95       16704.47       17744
             16289.3        17112.44       18475
             16095.31       16908.65       18251
             16228.13       17048.18       18392
9/30/96      16535.26       17370.82       18815
             16841.41       17692.45       19295
             16836.9        17687.71       19250
             17239.31       18110.45       19914
9/30/97      17667          18559.75       20516
             18023.44       18934.2        21072
             18194.93       19114.35       21314
             18445.64       19377.72       21638
9/30/98      19023          19984          22302


The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                  ----------------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS         2/1/94
                                      ---------       ------         -------       -------  -------------------
CLASS A**
With Sales Charge                       (0.41)%        2.54%          4.19%         6.64%           n/a
Without Sales Charge                     4.55          7.68           5.21          7.17            n/a

CLASS D**
With 1% CDSC                             3.07          5.71            n/a           n/a            n/a
Without CDSC                             4.07          6.71            n/a           n/a           4.01%
LEHMAN INDEX***                          4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                               DIVIDENDS+    CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                             ------------   --------------- -----------

CLASS A          $7.98         $7.82          $7.79              CLASS A           $0.381          $0.009        4.01%
CLASS D           7.98          7.82           7.79              CLASS D            0.310           0.009        3.33

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                          49%                       Aaa/AAA           36%
General Obligation Bonds               51                        Aa/AA             44
                                                                 A/A               20

WEIGHTED AVERAGE MATURITY              19.1 years                Caa/CCC           --

-----------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN MISSOURI MUNICIPAL SERIES


                               [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]


DATE        With Load       Without Load       Lehman**
9/30/88        9530            10000            10000
               9840            10325            10185
               9888            10376            10252
              10457            10973            10859
9/30/89       10420            10933            10867
              10769            11300            11284
              10763            11293            11335
              11047            11592            11600
9/30/90       10989            11531            11607
              11515            12083            12107
              11738            12317            12381
              12012            12605            12645
9/30/91       12485            13100            13136
              12824            13456            13578
              12827            13459            13619
              13304            13960            14136
9/30/92       13468            14131            14511
              13754            14432            14775
              14222            14923            15323
              14717            15442            15824
9/30/93       15242            15993            16359
              15322            16077            16588
              14386            15096            15677
              14468            15182            15851
9/30/94       14503            15218            15959
              14354            15062            15729
              15403            16162            16841
              15684            16458            17247
9/30/95       16051            16842            17744
              16787            17615            18475
              16457            17269            18251
              16648            17468            18392
9/30/96       17056            17897            18815
              17410            18269            19295
              17279            18131            19250
              17844            18724            19914
9/30/97       18370            19275            20516
              18817            19745            21072
              18983            19918            21314
              19326            20279            21638
9/30/98       19915            20897            22302

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS         2/1/94
                                      ---------       ------         -------       -------  -------------------
                                                                                                          >
CLASS A**
With Sales Charge                       (0.06)%        3.26%          4.48%         7.13%           n/a
Without Sales Charge                     4.91          8.41           5.49          7.65            n/a

CLASS D**
With 1% CDSC                             3.44          6.45            n/a           n/a            n/a
Without CDSC                             4.44          7.45            n/a           n/a           4.50%
Lehman Index***                          4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                               DIVIDENDS+    CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                             ------------   --------------- -----------
CLASS A          $8.03         $7.83          $7.82              CLASS A           $0.361          $0.065        3.74%
CLASS D           8.03          7.83           7.82              CLASS D            0.290           0.065        3.04

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                          83%                       Aaa/AAA           37%
General Obligation Bonds               17                        Aa/AA             42
                                                                 A/A               19
WEIGHTED AVERAGE MATURITY              20.7 years                Baa/BBB            2

----------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN NEW YORK MUNICIPAL SERIES


                               [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]

DATE           With Load      Without Load      Lehman**
9/30/88        9522             10000            10000
               9795.85          10287.58         10185
               9831.7           10325.23         10252
               10464.69         10990            10859
9/30/89        10412.17         10934.85         10867
               10715.78         11253.7          11284
               10601.73         11133.91         11335
               10907.95         11455.51         11600
9/30/90        10744.36         11283.71         11607
               11163            11723.47         12107
               11422.33         11995.71         12381
               11717.99         12306.3          12645
9/30/91        12308.64         12926.51         13136
               12673.09         13309.25         13578
               12691.1          13328.17         13619
               13278.24         13944.8          14136
9/30/92        13514.89         14193.3          14511
               13852.61         14547.99         14775
               14494.16         15221.74         15323
               15040.21         15795.1          15824
9/30/93        15576.56         16358.47         16359
               15689.78         16477.38         16588
               14652.19         15387.71         15677
               14751.42         15491.92         15851
9/30/94        14740.09         15480            15959
               14445.54         15170.66         15729
               15619.57         16403.62         16841
               15953.87         16754.7          17247
9/30/95        16351.81         17172.61         17744
               17234.58         18099.7          18475
               16900.48         17748.83         18251
               17042.67         17898.17         18392
9/30/96        17491.31         18369.32         18815
               17895.13         18793.4          19295
               17759.91         18651.42         19250
               18404.4          19328.24         19914
9/30/97        19144.53         20105.53         20516
               19692.39         20680.88         21072
               19950.06         20951.49         21314
               20287.34         21305.71         21638
9/30/98        21061            22119            22302


The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                  ----------------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                       ---------      ------         -------       -------  -------------------

CLASS A**
With Sales Charge                        0.51%         4.83%          5.18%         7.73%           n/a
Without Sales Charge                     5.57         10.02           6.22          8.26            n/a

CLASS D**
With 1% CDSC                             4.09          7.88            n/a           n/a            n/a
Without CDSC                             5.09          8.88            n/a           n/a           5.24%
Lehman Index***                          4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                               DIVIDENDS+    CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                             ------------   --------------- -----------
CLASS A          $8.60         $8.34          $8.28              CLASS A           $0.396          $0.083        3.91%
CLASS D           8.60          8.34           8.29              CLASS D            0.320           0.083        3.23

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                          82%                       Aaa/AAA           63%
General Obligation Bonds               18                        Aa/AA              7
                                                                 A/A               22
WEIGHTED AVERAGE MATURITY              23.4 YEARS                BAA/BBB            8

-----------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN OHIO MUNICIPAL SERIES

                               [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]


DATE        With Load    Without Load     Lehman**
9/30/88      9530         10000            10000
             9754.2       10234.95         10185
             9872.56      10359.14         10252
             10383.6      10895            10859
9/30/89      10349.39     10859            10867
             10723.38     11251.89         11284
             10752.44     11282.38         11335
             10973.43     11514.26         11600
9/30/90      10939.46     11478.62         11607
             11429.34     11992.63         12107
             11642.71     12216.52         12381
             11891.53     12477.62         12645
9/30/91      12356.91     12965.93         13136
             12722.51     13349.54         13578
             12758.09     13386.87         13619
             13258.92     13912            14136
9/30/92      13552.56     14220.49         14511
             13795        14475            14775
             14288.48     14992.66         15323
             14794        15523.5          15824
9/30/93      15289        16042.54         16359
             15400.9      16159.93         16588
             14647.76     15369.67         15677
             14800.84     15530.2          15851
9/30/94      14817.82     15548            15959
             14645.21     15366.99         15729
             15592.5      16360.98         16841
             15903.56     16687.38         17247
9/30/95      16238.7      17039.04         17744
             16875.69     17707.43         18475
             16603.51     17420.83         18251
             16787        17614            18392
9/30/96      17160.31     18006            18815
             17512.51     18375.63         19295
             17432.84     18292            19250
             17952.56     18837            19914
9/30/97      18454.49     19364            20516
             18981.86     19917            21072
             19142.67     20086            21314
             19428.69     20386            21638
9/30/98      20074        21063            22302


The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------      ------         -------       -------  -------------------
CLASS A**
With Sales Charge                       (0.14)%        3.59%          4.57%         7.22%           n/a
Without Sales Charge                     4.86          8.77           5.60          7.73            n/a

CLASS D**
With 1% CDSC                             3.38          6.78            n/a           n/a            n/a
Without CDSC                             4.38          7.78            n/a           n/a           4.67%
LEHMAN INDEX***                          4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                               DIVIDENDS+    CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                             ------------   --------------- -----------

CLASS A          $8.37         $8.18          $8.19              CLASS A           $0.403          $0.108        3.83%
CLASS D           8.41          8.22           8.23              CLASS D            0.331           0.108        3.14

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                          70%                       Aaa/AAA           77%         Baa/BBB           3%
General Obligation Bonds               30                        Aa/AA             14          Non-Rated         3
                                                                 A/A                3

WEIGHTED AVERAGE MATURITY              19.8 YEARS

-----------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN OREGON MUNICIPAL SERIES

                              [GRAPHIC OMITTED]
              [Table below reflect plotting points for line chart]


DATE           With Load     Without Load       Lehman**
9/30/88        9526             10000            10000
               9808.05          10296            10185
               9877.56          10369            10252
               10518.28         11042            10859
9/30/89        10473.59         10995            10867
               10832.08         11371            11284
               10789.62         11326.7          11335
               11079.6          11631            11600
9/30/90        10996.06         11543            11607
               11535.49         12109.7          12107
               11774.38         12360.5          12381
               12021.8          12620            12645
9/30/91        12453.6          13073.5          13136
               12783.8          13420            13578
               12824.3          13462.7          13619
               13218.59         13876.6          14136
9/30/92        13493.56         14165            14511
               13777.93         14463.79         14775
               14199            14905.8          15323
               14666.42         15396.5          15824
9/30/93        15141.12         15894.8          16359
               15280            16040.6          16588
               14595.89         15322            15677
               14722.65         15455.5          15851
9/30/94        14781.1          15516.9          15959
               14582.5          15309            15729
               15478.6          16249            16841
               15786.8          16573            17247
9/30/95        16118.9          16921            17744
               16703.7          17535            18475
               16444.8          17263            18251
               16619            17446.7          18392
9/30/96        16968.8          17813.5          18815
               17339.6          18202.8          19295
               17298.4          18159.6          19250
               17837.7          18725.7          19914
9/30/97        18427.3          19344.7          20516
               18908            19849.7          21072
               19126            20078            21314
               19424.5          20391            21638
9/30/98        19990            20986            22302


The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS         2/1/94
                                      ---------       ------         -------       -------  -------------------
CLASS A**
With Sales Charge                       (0.41)%        3.36%          4.70%         7.17%           n/a
Without Sales Charge                     4.52          8.48           5.71          7.69            n/a

CLASS D**
With 1% CDSC                             3.04          6.37            n/a           n/a            n/a
Without CDSC                             4.04          7.37            n/a           n/a           4.72%

LEHMAN INDEX***                          4.64          8.71           6.40          8.35           6.29++

NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                               DIVIDENDS+    CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                             ------------   --------------- -----------
CLASS A          $8.05         $7.88          $7.87              CLASS A           $0.363          $0.100        3.73%
CLASS D           8.04          7.87           7.87              CLASS D            0.291           0.100        3.02

HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                          61%                       Aaa/AAA           44%
General Obligation Bonds               39                        Aa/AA             29
                                                                 A/A               22
WEIGHTED AVERAGE MATURITY              18.0 years                Baa/BBB            5

--------
See footnotes on page 16.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN SOUTH CAROLINA MUNICIPAL SERIES

DATE        With Load       Without Load       Lehman**
9/30/88     9524            10000              10000
            9805.9          10295.5            10185
            9858            10350              10252
            10492           11016              10859
9/30/89     10420.6         10940.9            10867
            10845.8         11387              11284
            10804           11343.77           11335
            11066           11619              11600
9/30/90     10887           11430.78           11607
            11498           12071.9            12107
            11722           12306.9            12381
            11968           12565.5            12645
9/30/91     12406           13025              13136
            12822           13462              13578
            12880           13523              13619
            13369           14036.7            14136
9/30/92     13655.9         14337.8            14511
            13898           14592              14775
            14361.8         15078.9            15323
            14851.7         15593              15824
9/30/93     15366           16133              16359
            15525           16300              16588
            14566           15293              15677
            14653           15384.7            15851
9/30/94     14656           15388              15959
            14484.7         15207.97           15729
            15531.8         16307              16841
            15854.8         16646.5            17247
9/30/95     16223           17033              17744
            17041.7         17892.6            18475
            16714.8         17549              18251
            16894           17738              18392
9/30/96     17329.8         18195              18815
            17711.5         18595.86           19295
            17577.66        18455              19250
            18189           19097              19914
9/30/97     18714           19648              20516
            19255           20216.8            21072
            19455.8         20427              21314
            19738           20723.8            21638
9/30/98     20334           21349              22302


[GRAPHIC OMITTED]

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1998

                                                                           AVERAGE ANNUAL
                                                  ----------------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                        MONTHS*        YEAR           YEARS         YEARS         2/1/94
                                      ---------       ------         -------       -------  -------------------
CLASS A**

With Sales Charge                       (0.46)%        3.46%          4.75%         7.36%           n/a
Without Sales Charge                     4.51          8.66           5.76          7.88            n/a
CLASS D**

With 1% CDSC                             3.04          6.68            n/a           n/a            n/a
Without CDSC                             4.04          7.68            n/a           n/a           4.76%

LEHMAN INDEX***                          4.64          8.71           6.40          8.35           6.29++


NET ASSET VALUE                                                  DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                 FOR PERIODS ENDED SEPTEMBER 30, 1998

                9/30/98       3/31/98       9/30/97                               DIVIDENDS+    CAPITAL GAIN+    SEC YIELD++
                -------       -------       -------                             ------------   --------------- -----------
CLASS A          $8.38         $8.21          $8.16              CLASS A           $0.390          $0.074        3.82%
CLASS D           8.38          8.21           8.16              CLASS D            0.315           0.074        3.12


HOLDINGS BY MARKET SECTOR0                                       MOODY'S/S&P RATINGS0
Revenue Bonds                          94%                       Aaa/AAA           65%
General Obligation Bonds                6                        Aa/AA             12
                                                                 A/A               19
WEIGHTED AVERAGE MATURITY              20.7 YEARS                BAA/BBB            4



--------------------
   * Returns for periods of less than one year are not annualized.
  ** Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales charge ("CDSC"), charged on redemptions made within one year of the date after purchase. No adjustment was made to the performance of Class A shares for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.
 *** The Lehman Index is an unmanaged index that does not include any fees or sales charges, and does not reflect state-specific bond market performance. Investors cannot invest directly in an index.
  ++ From 1/31/94.
   + Represents per share amount paid or declared for the year ended September
     30, 1998.

  ++ Current yield, representing the annualized yield for the 30-day period ended September 30, 1998, has been computed in accordance with SEC regulations and will vary.

   0 Percentages based on current market values of long-term holdings at September 30, 1998.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998


NATIONAL SERIES
                             FACE                                                                   RATINGS+             MARKET
        STATE               AMOUNT                             MUNICIPAL BONDS                     MOODY'S/S&P           VALUE
       --------          -----------                       ----------------------               ---------------      -------------
ALASKA-- 1.4%             $1,500,000  Alaska Housing Finance Corporation Mortgage Rev.,
                                         5 3/4% due 6/1/2024* ................................        Aaa/AAA        $ 1,570,410

CALIFORNIA -- 2.6%         2,500,000  San Joaquin Hills Transportation Corridor Agency Rev.
                                         (Orange County Senior Lien Toll Road),
                                         6 3/4% due 1/1/2032 .................................        Aaa/AAA          2,852,875

FLORIDA-- 4.6%             5,000,000  Jacksonville Electric Authority (Electric System Rev.),
                                         5.10% due 10/1/2032 .................................        Aa2/AA           5,042,900

ILLINOIS-- 6.6%            3,000,000  Chicago Water Rev., 5 1/2% due 11/1/2022 ...............        Aaa/AAA          3,194,730

                           1,250,000  Illinois Health Facilities Authority Rev.
                                         (Edward Hospital Project), 6% due 2/15/2019 .........        A2/A+            1,325,438

                           2,500,000  Illinois Health Facilities Authority Rev. (Northwestern
                                         Memorial Hospital), 6% due 8/15/2024 ................        Aa2/AA           2,720,575

KENTUCKY-- 1.9%            1,880,000  Trimble County Pollution Control Rev. (Louisville
                                         Gas & Electric Co. Project), 7 5/8% due 11/1/2020* ..        Aa2/A+           2,043,992

MICHIGAN-- 2.2%            2,250,000  Michigan State Strategic Fund Pollution Control Rev.
                                         (General Motors Corp.), 6.20% due 9/1/2020 ..........        A2/A             2,454,075

MISSOURI-- 4.7%            4,750,000  St. Louis Industrial Development Authority
                                         Pollution Control Rev. (Anheuser-Busch Companies,
                                         Inc. Project), 5 7/8% due 11/1/2026* ................        A1/A+            5,086,110

NEVADA-- 4.7%              5,000,000  Clark County Industrial Development Rev. (Nevada
                                         Power Company Project), 5.90% due 11/1/2032* ........        NR/BBB-          5,120,150
NEW YORK-- 6.9%            2,500,000  Long Island Power Authority Electric System General Rev.,
                                         5 1/2% due 12/1/2029 ................................        Baa1/A-          2,590,150

                           3,495,000  New York City GOs, 7 1/4% due 8/15/2024 ................        Aaa/A-           3,836,741

                               5,000  New York City GOs, 7 1/4% due 8/15/2024 ................        A3/A-                5,425

                           1,000,000  Trust for Cultural Resources of the City of
                                         New York Rev. (American Museum of Natural History),
                                         5.65% due 4/1/2027 ..................................        Aaa/AAA          1,077,800

SOUTH                      2,000,000  Oconee County Pollution Control Rev. (Duke Power Company
CAROLINA-- 1.9%                          Project), 7 1/2% due 2/1/2017 .......................        Aa2/AA-          2,082,840

SOUTH                      6,000,000  South Dakota Housing Development Authority Rev.
DAKOTA-- 5.8%                            (Homeownership Mortgage), 6.15% due 5/1/2026* .......        Aa1/AAA          6,286,860

TEXAS-- 18.7%              3,700,000  Harris County Health Facilities Development Corp.
                                         Hospital Rev. (St. Luke's Episcopal Hospital
                                         Project), 6 3/4% due 2/15/2021 ......................        Aa3/AAA          4,013,094

                           2,000,000  Harris County Health Facilities Development Corp.
                                         SCH Health Care System Rev. (Sisters of Charity
                                         of the Incarnate Word), 7.10% due 7/1/2021 ..........        Aa3/AA           2,213,880

                           2,000,000  Harris County Health Facilities Development Corp.
                                         SCH Health Care System Rev. (Sisters of Charity
                                         of the Incarnate Word), 5 3/4% due 7/1/2027 .........        Aa3/AA           2,168,480

                           4,750,000  Potter County Industrial Development Corp. Pollution
                                         Control Rev. (Southwestern Public Service Company
                                         Project), 5 3/4% due 9/1/2016 .......................        Aaa/AAA          5,215,168

                           2,500,000  San Antonio Electric &Gas Rev., 5 1/2% due 2/1/2020 ....        Aa1/AA           2,623,425

--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998


NATIONAL SERIES (CONTINUED)
                             FACE                                                                   RATINGS+             MARKET
        STATE               AMOUNT                             MUNICIPAL BONDS                     MOODY'S/S&P           VALUE
       --------          -----------                       ----------------------               ---------------      -------------
TEXAS (CONTINUED)         $2,495,000  Texas Veterans' Housing Assistance GOs,
                                         6.80% due 12/1/2023* ................................        Aa2/AA      $    2,700,139

                           1,340,000  Travis County Housing Finance Corporation
                                         (Single Family Mortgage Rev.),
                                         6.95% due 10/1/2027 .................................        NR/AAA           1,455,655

UTAH-- 3.7%                4,000,000  Intermountain Power AgencyPower Supply Rev.,
                                         5% due 7/1/2020 .....................................        Aaa/AAA          3,999,680

Virginia-- 9.6%            5,000,000  Fairfax County Industrial Development Authority
                                         Health Care Rev. (Inova Health System Project),
                                         6% due 8/15/2026 ....................................        Aa2/AA           5,524,150

                           5,000,000  Pocahontas Parkway Association TollRoad Bonds
                                         (Route 895 Connector), 5 1/2% due 8/15/2028 .........        Baa3/BBB-        5,025,650

Washington-- 12.8%         4,325,000  King County Sewer GOs, 6 1/8% due 1/1/2033 .............        Aaa/AAA          4,798,544

                           3,000,000  Port Seattle Rev., 5 1/2% due 9/1/2021 .................        Aaa/AAA          3,173,100

                           5,520,000  Seattle Water System Rev., 5 5/8% due 8/1/2026 .........        Aaa/AAA          5,983,459

WISCONSIN -- 6.2%          6,000,000  LaCrosse Resource Recovery Rev. (Northern States Power
                                         Company Project), 6% due 11/1/2021* .................        A1/AA-           6,798,120

WYOMING-- 3.9%             4,000,000  Sweetwater County Pollution Control Rev. (Idaho Power
                                         Company Project), 6.05% due 7/15/2026 ...............        A3/A             4,315,280
                                                                                                                    ------------
TOTAL MUNICIPAL BONDS (Cost $99,547,792)-- 98.2% .............................................................       107,298,895

VARIABLE RATE DEMAND NOTES (Cost $700,000)-- 0.6% ............................................................           700,000

OTHER ASSETS LESS LIABILITIES-- 1.2% .........................................................................         1,302,468
                                                                                                                    ------------
NET ASSETS-- 100.0% ..........................................................................................      $109,301,363
                                                                                                                    ============


COLORADO SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $3,000,000   Adams County, CO Pollution Control Rev. (Public Service Co. of
                 Colorado Project), 5 7/8% due 4/1/2014 ......................................         Aaa/AAA       $ 3,247,050

  1,000,000   Boulder, Larimer and Weld Counties,CO(Vrain Valley School District),
                 5% due 12/15/2022 ...........................................................         Aaa/AAA         1,003,890

  3,000,000   Colorado Health Facilities Authority Rev. (North Colorado Medical Center),
                 6% due 5/15/2020 ............................................................         Aaa/AAA         3,275,520

  2,250,000   Colorado Health Facilities Authority Rev. (Sisters of Charity of
                 Leavenworth Health Services Corporation), 5% due 12/1/2025 ..................         Aaa/AAA         2,243,205

  2,000,000   Colorado Health Facilities Authority Rev. (Catholic Health
                 Initiatives), 5% due 12/1/2028 ..............................................         Aa2/AA          1,978,340

  2,350,000   Colorado Springs, CO Utilities Rev., 53/8% due 11/15/2026 ......................         Aa2/AA          2,450,533

    105,000   Colorado Water Resources & Power Development Authority (Clean Water
                 Bonds Rev.), 6 7/8% due 9/1/2011 ............................................         Aa1/AAA           114,520

  2,000,000   Colorado Water Resources & Power Development Authority (Clean Water
                 Bonds Rev.), 6% due 9/1/2014 ................................................         Aa1/AAA         2,160,820

--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998


COLORADO SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $1,000,000   Colorado Water Resources & Power Development Authority (Clean Water
                 Bonds Rev.),  6.30% due 9/1/2014 ............................................        Aa1/AAA        $ 1,099,760

  2,000,000   Denver, CO City & County (St. Anthony Hospital Systems Rev.), 7 3/4%
                 due 5/1/2014 ................................................................        Aaa/AAA          2,070,860

  2,000,000   Denver, CO City &County Department of Aviation Airport System Rev.,
                 5 1/2% due 11/15/2025 .......................................................        Aaa/AAA          2,127,520

  2,000,000   Denver, CO Health and Hospital Authority Healthcare Rev.,
                 5 3/8% due 12/1/2028 ........................................................        Baa2/BBB         2,008,180

  1,985,000   Fort Collins, CO GOs Water Bonds, 6 3/8% due 12/1/2012 .........................        Aa1/AA           2,185,922

  2,500,000   Fort Collins Pollution Control Rev. (Anheuser-Busch Project),
                 6% due 9/1/2031 .............................................................        A1/A+            2,745,700

  1,000,000   Fountain Valley Authority, CO Water Treatment Rev., 6.80% due 12/1/2019 ........        Aa/AA            1,079,580

  1,895,000   Northglenn, CO Joint Water & Wastewater Utility, 6.80% due 12/1/2008 ...........        Aaa/NR           2,150,086

  2,500,000   Platte River Power Authority, CO Power Rev., 6 1/8% due 6/1/2014 ...............        Aa3/A+           2,695,075

  1,655,000   Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027 .............        NR/AAA           1,795,510

  2,000,000   Puerto Rico Highway &Transportation Authority Rev., 5 1/2% due 7/1/2036 ........        Baa1/A           2,180,920

  2,000,000   University of Colorado Hospital Authority Rev., 5 1/4% due 11/15/2022 ..........        Aaa/NR           2,043,860

  2,000,000   Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022 .............        NR/BBB-          2,065,900

  2,000,000   Westminster, CO (Adams & Jefferson Counties) Sales & Use Tax Rev.,
                  7% due 12/1/2008 ...........................................................        Aaa/AAA          2,151,320
                                                                                                                     -----------
TOTAL MUNICIPAL BONDS (Cost $41,613,242)-- 97.7% .................................................................    44,874,071

VARIABLE RATE DEMAND NOTES (Cost $300,000)-- 0.7% ................................................................       300,000

OTHER ASSETS LESS LIABILITIES-- 1.6% .............................................................................       753,088
                                                                                                                     -----------
NET ASSETS-- 100.0% ..............................................................................................   $45,927,159
                                                                                                                     ===========

--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


GEORGIA SERIES


GEORGIA SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $2,500,000   Atlanta, GA Water & Sewer Rev., 5 1/4% due 1/1/2027 ............................        Aaa/AAA        $ 2,573,725

  1,000,000   Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                 (Anheuser-Busch), 7.40% due 11/1/2010* ......................................        A1/A+            1,265,020

  2,000,000   Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                 (Anheuser-Busch), 6 3/4% Due 2/1/2012* ......................................        A1/A+            2,196,880

  3,000,000   Chatham County, GA School District GOs, 5 1/2% due 8/1/2020 ....................        Aaa/AAA          3,140,520

  2,000,000   Columbia County, GA School District GOs, 6 1/4% due 4/1/2013 ...................        Aaa/AAA          2,240,860

  1,000,000   DeKalb County, GA GOs, 5 1/4% due 1/1/2020 .....................................        Aa1/AA+          1,025,980

  1,000,000   DeKalb County, GA Water & Sewerage Rev., 7% due 10/1/2014 ......................        Aaa/AA           1,083,650

  2,000,000   DeKalb County, GA Water & Sewerage Rev., 5 1/4% due 10/1/2023 ..................        Aa/AA            2,045,820

    700,000   DeKalb Private Hospital Authority, GA Rev. (Emory University Project),
                 6 3/4% due 4/1/2017 .........................................................        Aa1/AA             764,246

    300,000   DeKalb Private Hospital Authority, GA Rev. (Emory University Project),
                 7% due 4/1/2021 .............................................................        Aa1/AA             329,235

  1,000,000   Fayette County, GA School District GOs, 6 1/8% due 3/1/2015 ....................        Aa/A+            1,107,340

  1,000,000   Fulco Hospital Authority HealthSystem Rev. (Catholic Health East),
                 5% due 11/15/2028 ...........................................................        Aaa/AAA            996,850

--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998


GEORGIA SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $3,000,000   Fulton County, GA School District GOs, 5 5/8% due 1/1/2021 .....................         Aa2/AA        $ 3,293,940

  2,250,000   Georgia Housing & Finance Authority Rev. (Single Family Mortgage),
                 5 1/4% due 12/1/2020 ........................................................         Aa2/AAA         2,287,440

  2,500,000   Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project),
                 6.40% due 7/1/2014 ..........................................................         NR/A-           2,732,200

  1,000,000   Georgia State GOs, 5 3/4% due 2/1/2011 .........................................         Aaa/AAA         1,062,310

  1,750,000   Glynn-Brunswick Memorial Hospital Authority Rev. (Southeast Georgia Health
                 Systems Project), 6% due 8/1/2016 ...........................................         Aaa/AAA         1,927,958

  1,000,000   Gwinnett County, GA School District GOs, 6.40% due 2/1/2012 ....................         Aa1/AA+         1,201,200

  1,500,000   Henry County School District, GA GOs, 6.45% due 8/1/2011 .......................         A1/A+           1,789,710

    500,000   Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev.,
                 6 1/4% due 7/1/2018 .........................................................         A1/A+             586,585

  2,000,000   Monroe County, GA Development Authority Pollution Control Rev. (Georgia Power
                 Company Plant-- Scherer Project), 6% due 7/1/2025 ...........................         Aaa/AAA         2,110,880

  2,500,000   Peachtree City, GA Water &Sewerage Authority Sewer System Rev.,
                 5.60% due 3/1/2027 ..........................................................         Aa3/AA          2,707,150

  2,000,000   Private Colleges & Universities Authority, GA (Spelman College Project),
                 6.20% due 6/1/2014 ..........................................................         Aaa/AAA         2,241,120

  1,500,000   Private Colleges & Universities Authority, GA (Mercer University Project),
                 6 1/2% due 11/1/2015 ........................................................         Aaa/AAA         1,832,625

  3,000,000   Private Colleges & Universities Authority, GA (Agnes Scott College Project),
                 5 5/8% due 6/1/2023 .........................................................         Aa3/AA-         3,184,020

  1,500,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026 .......         Baa1/A          1,580,895

  2,000,000   Savannah, GA Airport Rev., 6 1/4% due 1/1/2015* ................................         Aaa/AAA         2,167,800
                                                                                                                     -----------
TOTAL MUNICIPAL BONDS (Cost $44,875,862)-- 96.6% ..............................................................       49,475,959

VARIABLE RATE DEMAND NOTES (Cost $1,000,000)-- 1.9% ...........................................................        1,000,000

OTHER ASSETS LESS LIABILITIES-- 1.5% ..........................................................................          757,327
                                                                                                                     -----------
NET ASSETS-- 100.0% ...........................................................................................      $51,233,286
                                                                                                                     ===========
--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998

LOUISIANA SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $3,000,000   Bastrop, LA Industrial Development Board Pollution Control Rev.
                 (International Paper Company Project), 6.90% due 3/1/2007 ...................         A3/BBB+       $ 3,299,850

  2,500,000   Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project),
                 5 3/4% due 12/1/2026* .......................................................         Aa3/AA-         2,679,225

  2,120,000   East Baton Rouge Parish, LA Mortgage Finance Authority (Single
                 Family Mortgage Rev.), 5.40% due 10/1/2025 ..................................         Aaa/NR          2,154,556

  3,000,000   East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
                 5.90% due 2/1/2018 ..........................................................         Aaa/AAA         3,245,070

  2,000,000   Houma, LA Utilities Rev., 6 1/4% due 1/1/2012 ..................................         Aaa/AAA         2,170,360

  2,000,000   Jefferson Parish, LA Home Mortgage Authority (Single Family Mortgage Rev.),
                 6% due 12/1/2024* ...........................................................         Aa/NR           2,078,800

  2,500,000   Lafayette, LA Public Improvement Sales Tax, 5% due 5/1/2021 ....................         Aaa/AAA         2,507,700

  2,495,000   Louisiana Housing Finance Agency Mortgage Rev. (Single Family),
                 6.45% due 6/1/2027* .........................................................         Aaa/AAA         2,663,612

  2,500,000   Louisiana Public Facilities Authority Hospital Rev. (Franciscan
                 Missionaries of Our Lady HealthSystem Project), 5% due 7/1/2025 .............         Aaa/AAA         2,488,850

  2,500,000   Louisiana Public Facilities Authority Rev. (Loyola University Project),
                 5 5/8% due 10/1/2016 ........................................................         Aaa/AAA         2,723,825

  2,500,000   Louisiana Public Facilities Authority Rev. (Sisters of Mercy Health
                 System, St. Louis, Inc.), 7 3/8% due 6/1/2019 ...............................         Aaa/AA+         2,615,450

  3,000,000   Louisiana Public Facilities Authority Rev. (Tulane University),
                 5 3/4% due 2/15/2021 ........................................................         Aaa/AAA         3,204,300

  1,500,000   Louisiana State GOs, 5% due 4/15/2018 ..........................................         Aaa/AAA         1,514,385

  2,000,000   Louisiana State University & Agricultural & Mechanical College
                 Auxiliary Rev., 5 3/4% Due 7/1/2014 .........................................         AAA/AAA         2,164,780

  2,500,000   Ouachita Parish, LA Hospital Service District Rev. (Glenwood
                 Regional Medical Center), 5 3/4% due 5/15/2021 ..............................         Aaa/AAA         2,718,875

    190,000   Ouachita Parish, LA Industrial Development Rev. (International
                 Paper Company), 6 1/2% due 4/1/2006 .........................................         NR/NR             190,215

  2,500,000   Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil
                 Corporation Project), 5.90% due 11/1/2026* ..................................         Aa2/AA          2,742,975

  1,250,000   Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana
                 Power and Light Company Project), 6.20% due 5/1/2023* .......................         Baa2/BBB        1,316,563

  2,960,000   Saint Charles Parish, LA Waterworks & Wastewater District Utility Rev.,
                 7.15% due 7/1/2016 ..........................................................         Aaa/AAA         3,257,687

  2,500,000   Shreveport, LA Airport System Rev., 5 3/8% due 1/1/2024* .......................         Aaa/AAA         2,562,425

  1,555,000   Shreveport, LA GOs, 7 1/2% due 4/1/2006 ........................................         Aaa/AAA         1,704,949

--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998


LOUISIANA SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $2,050,000   Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.),
                 7 1/4% due 12/1/2010 ........................................................         Aaa/AAA       $ 2,454,034

  2,500,000   Tangipahoa Parish, LA Hospital Service District No. 1 Rev.
                 (Northoaks Medical Center), 6 1/4% due 2/1/2024 .............................         Aaa/AAA         2,774,975
                                                                                                                     -----------
TOTAL MUNICIPAL BONDS (Cost $50,964,493)-- 96.7% .............................................................        55,233,461

VARIABLE RATE DEMAND NOTES (Cost $800,000)-- 1.4% ............................................................           800,000

OTHER ASSETS LESS LIABILITIES-- 1.9% .........................................................................         1,111,191
                                                                                                                     -----------
NET ASSETS-- 100.0% ..........................................................................................       $57,144,652
                                                                                                                     ===========



MARYLAND SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $1,340,000   Anne Arundel County, MD GOs, 5 1/8% due 2/1/2026 ...............................         Aa2/AA+       $ 1,369,641

  1,340,000   Anne Arundel County, MDGOs, 5 1/8% due 2/1/2027 ................................         Aa2/AA+         1,369,641

  3,000,000   Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric
                 Company Project), 6% due 4/1/2024 ...........................................         A2/A            3,245,820

  2,000,000   Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006 .......         Aaa/AAA         2,326,840

  2,500,000   Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project),
                 6 1/2% due 10/1/2011 ........................................................         Aa3/AA-         2,753,775

  2,000,000   Baltimore, MD Project and Refunding Rev. (Water Projects), 5 1/2% due 7/1/2026 .         Aaa/AAA         2,123,440

  2,000,000   Howard County, MD Metropolitan District Project GOs, 5 1/2% due 8/15/2022 ......         Aaa/AAA         2,083,420

  2,000,000   Maryland Community Development Administration Dept. of Housing & Community
                 Development (Multi-Family Housing), 7.70% due 5/15/2020* ....................         Aa/NR           2,132,080

  2,465,000   Maryland Community Development Administration Dept. of Housing & Community
                 Development (Single Family Program), 6.80% due 4/1/2024* ....................         Aa2/NR          2,649,333

  2,500,000   Maryland Community Development Administration Dept. of Housing & Community
                 Development (Residential Rev.), 5 7/8% due 9/1/2025* ........................         Aa2/NR          2,628,150

  2,500,000   Maryland Community Development Administration Dept. of Housing & Community
                 Development (Multi-Family Housing), 6.70% due 5/15/2027 .....................         Aa/NR           2,683,525

  2,710,000   Maryland Health & Higher Educational Facilities Authority Rev.
                 (Good Samaritan Hospital), 5 3/4% due 7/1/2019 ..............................         A1/A            2,881,543

  2,000,000   Maryland Health & Higher Educational Facilities Authority Rev.
                 (Suburban Hospital), 5 1/8% due 7/1/2021 ....................................         A1/A+           2,007,200

  2,750,000   Maryland Health & Higher Educational Facilities Authority Rev.
                 (Ann Arundel Medical Center), 5% due 7/1/2023 ...............................         Aaa/AAA         2,751,347

  2,500,000   Maryland Health & Higher Educational Facilities Authority Rev.
                 (Francis Scott Key Medical Center), 5% due 7/1/2023 .........................         Aaa/AAA         2,501,225

  2,000,000   Maryland Health &Higher Educational Facilities Authority Rev.
                 (Mercy Medical Center), 5 3/4% due 7/1/2026 .................................         Aaa/AAA         2,164,220

--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998



MARYLAND SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $1,500,000   Maryland Health &Higher Education Facilities Authority Rev.
                 (Anne Arundel Medical Center), 5 1/8% due 7/1/2028 ..........................         Aaa/AAA       $ 1,516,395

  1,000,000   Maryland National Capital Park & Planning Commission GOs (Prince
                 George's County), 6.90% due 7/1/2010 ........................................         Aa2/AA          1,074,350

  2,000,000   Maryland Transportation Authority Rev. (Baltimore/Washington International
                 Airport Project), 6 1/4% due 7/1/2014* ......................................         Aaa/AAA         2,212,920

  2,000,000   Maryland Transportation Authority Rev. Transportation Facilities Projects,
                 5 3/4% due 7/1/2015 .........................................................         A1/A+           2,093,720

  1,000,000   Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                 6.70% due 9/1/2013 ..........................................................         Aaa/AAA         1,102,080

  1,000,000   Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                 7.10% due 9/1/2013 ..........................................................         Aaa/AAA         1,112,650

    440,000   Montgomery County, MD Housing Opportunities Commission (Single Family
                 Mortgage Rev.), 7 3/8% due 7/1/2017 .........................................         Aa2/NR            455,140

  1,500,000   Montgomery County, MD Housing Opportunities Commission Rev.,
                 6.20% due 7/1/2026* .........................................................         Aa2/NR          1,605,180

  2,000,000   Northeast Maryland Waste Disposal Authority Solid Waste Rev.
                 (Montgomery County Resource Recovery Project),
                 6.30% due 7/1/2016* .........................................................         A2/NR           2,162,320

  1,000,000   Puerto Rico Highway &Transportation Authority Rev., 5 1/2% due 7/1/2036 ........         Baa1/A          1,090,460

     35,000   Puerto Rico Housing Finance Corporation (Single Family Mortgage Rev.
                 Portfolio 1), 7.80% due 10/15/2021 ..........................................         Aaa/AAA            35,724

    630,000   Puerto RicoHousing Finance Corporation (Single Family Mortgage Rev.
                 Portfolio 1-C), 6.85% due 10/15/2023 ........................................         Aaa/AAA           674,900

  2,000,000   Washington Suburban Sanitary District, MD, 6 1/2% due 1/1/2016 .................         Aa1/AA          2,185,460
                                                                                                                     -----------
TOTAL MUNICIPAL BONDS (Cost $50,569,450)-- 94.8% ..............................................................       54,992,499

VARIABLE RATE DEMAND NOTES (Cost $2,200,000)-- 3.8% ...........................................................        2,200,000

OTHER ASSETS LESS LIABILITIES-- 1.4% ..........................................................................          826,114
                                                                                                                     -----------
NET ASSETS-- 100.0% ...........................................................................................      $58,018,613
                                                                                                                     ===========


MASSACHUSETTS SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $5,000,000   Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019 .........         A1/A+     $ 5,300,250

  3,000,000   Boston, MA Water & Sewer Commission General Rev., 7.10% due 11/1/2019 ..........         Aaa/AAA     3,175,950

  5,000,000   Massachusetts Bay Transportation Authority General Transportation System Rev.,
                 5 5/8% due 3/1/2026 .........................................................         Aa3/AA-     5,557,650

  1,155,000   Massachusetts Education Loan Authority Education Loan Rev., 8% due 6/1/2002 ....         NR/AAA      1,168,848

  3,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Daughters of Charity
                 National Health Systems-- Carney Hospital), 6% due 7/1/2009 .................         Aa2/AA+     3,320,460

  2,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Daughters of Charity
                 National Health Systems-- Carney Hospital), 6.10% due 7/1/2014 ..............         Aa2/AA+     2,741,925

--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.




MASSACHUSETTS SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $5,000,000   Massachusetts Health & Educational Facilities Authority Rev.
                 (Newton-Wellesley Hospital), 6% due 7/1/2018 ................................         Aaa/AAA       $ 5,509,300

  3,500,000   Massachusetts Health & Educational Facilities Authority Rev.
                 (Williams College), 5 3/4% due 7/1/2019 .....................................         Aa1/AA+         3,798,620

  2,500,000   Massachusetts Health & Educational Facilities Authority Rev.
                 (Suffolk University), 8 1/8% due 7/1/2020 ...................................         NR/NR           2,721,025

  5,100,000   Massachusetts Health & Educational Facilities Authority Rev.
                 (SmithCollege), 5 3/4% due 7/1/2024 .........................................         Aa2/AA-         5,455,521

  5,000,000   Massachusetts Health & Educational Facilities Authority Rev.
                 (Partners Healthcare System), 5 3/8% due 7/1/2024 ...........................         Aaa/AAA         5,187,800

  7,500,000   Massachusetts Health & Educational Facilities Authority Rev.
                 (Harvard University),    5 5/8% Due 11/1/2028 ...............................         AAA/AAA         8,135,250

  5,000,000   Massachusetts Health & Educational Facilities Authority Rev.
                 (Catholic Health East Health System), 5% due 11/15/2028 .....................         Aaa/AAA         4,984,250

  5,250,000   Massachusetts Housing Finance Agency Rev. (Single Family Housing),
                 5 1/2% due 12/1/2030* .......................................................         Aaa/AAA         5,459,790

  2,000,000   Massachusetts Industrial Finance Agency Electric Utility Rev.
                 (Nantucket Electric Company Project), 5 7/8% due 7/1/2017* ..................         Aaa/AAA         2,187,160

  3,500,000   Massachusetts Industrial Finance Agency Rev. (Phillips Academy),
                 5 3/8% due 9/1/2023 .........................................................         Aa1/AA+         3,687,425

  3,000,000   Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross),
                 5 5/8% due 3/1/2026 .........................................................         Aaa/AAA         3,225,660

  3,000,000   Massachusetts Industrial Finance Agency Rev. (Suffolk University),
                 5 1/4% due 7/1/2027 .........................................................         Aaa/AAA         3,091,770

  3,000,000   Massachusetts Port Authority Special Facilities Rev. (BOSFUELProject),
                 5 3/4% due 7/1/2039* ........................................................         Aaa/AAA         3,205,740

  1,500,000   Massachusetts Special Obligation Rev. (Highway Improvement Loan),
                 5.80% due 6/1/2014 ..........................................................         Aa3/AA          1,656,480

  5,000,000   Massachusetts State Consolidated Loan GOs, 5 1/8% due 11/1/2013 ................         Aaa/AAA         5,221,600

  2,400,000   Massachusetts State Port Authority Rev., 5% due 7/1/2023 .......................         Aa3/AA-         2,405,760

  2,000,000   Massachusetts State Port Authority Rev., 5% due 7/1/2028* ......................         Aa3/AA-         1,978,460

  5,000,000   Massachusetts Water Pollution Abatement Trust Pool Loan Program,
                 5 5/8% due 2/1/2016 .........................................................         Aaa/AAA         5,414,300

  5,500,000   Massachusetts Water Resources Authority General Rev.,
                 5.60% due 11/1/2026 .........................................................         Aaa/AAA         5,894,185

    730,000   Puerto Rico Electric Power Authority Power Rev.,
                 7 1/8% due 7/1/2014 .........................................................         Baa1/BBB+         760,441

  4,000,000   Puerto Rico Highway & Transportation Authority Rev.,
                 5 1/2% due 7/1/2036 .........................................................         Baa1/A          4,361,840

  2,750,000   Puerto Rico Port Authority Rev., 6% due 7/1/2021* ..............................         Aaa/AAA         2,886,703
                                                                                                                    ------------
TOTAL MUNICIPAL BONDS (Cost $99,244,542)-- 97.9% ...............................................................     108,494,163

VARIABLE RATE DEMAND NOTES (Cost $900,000)-- 0.8% ..............................................................         900,000

OTHER ASSETS LESS LIABILITIES-- 1.3% ...........................................................................       1,401,953
                                                                                                                    ------------
NET ASSETS-- 100.0% ............................................................................................    $110,796,116
                                                                                                                    ============
--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998


MICHIGAN SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $5,000,000   Capital Region Airport Authority, MI Airport Rev., 6.70% due 7/1/2021* .........        Aaa/AAA        $ 5,503,950

  5,000,000   Detroit, MI GOs, 5 1/2% due 4/1/2016 ...........................................        Aaa/AAA          5,315,550

  6,000,000   Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012 ......................        Aaa/AAA          6,602,280

  3,000,000   Grand Haven, MI Electric System Rev., 5 1/4% due 7/1/2013 ......................        Aaa/AAA          3,122,460

  5,000,000   Grand Rapids, MI Water Supply System Rev., 5 3/4% due 1/1/2018 .................        Aaa/AAA          5,120,250

  1,000,000   Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                 Obligated Group), 6 1/4% due 7/1/2012 .......................................        Aaa/AAA          1,090,080

  1,500,000   Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                 Obligated Group), 6 1/4% due 7/1/2022 .......................................        Aaa/AAA          1,636,215

  2,000,000   Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                 Obligated Group), 5% due 7/1/2028 ...........................................        Aaa/NR           1,984,540

  2,500,000   Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist
                 Hospital), 5 1/2% due 5/15/2028 .............................................        Aaa/NR           2,635,450

  5,000,000   Kent County, MI Airport Rev., 6.10% due 1/1/2025* ..............................        Aa/AAA           5,521,550

  1,850,000   Kent County, MI Airport Rev., 5% due 1/1/2028* .................................        Aaa/AAA          1,830,224

  2,775,000   Kentwood, MI Public Schools Building & Site GOs, 6.40% due 5/1/2015 ............        Aa2/A+           3,068,068

  3,000,000   Lansing, MI Building Authority Rev., 5.60% due 6/1/2019 ........................        Aa3/AA+          3,187,230

  3,250,000   Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital),
                 6.10% due 4/1/2019 ..........................................................        Aaa/AAA          3,628,982

  3,000,000   Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018 ...        A1/AA-           3,054,120

  3,000,000   Michigan State Building Authority Rev., 6 1/4% due 10/1/2020 ...................        Aa2/AA           3,229,170

  6,000,000   Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019 .....        Aa1/AA+          6,304,260

  5,000,000   Michigan State Hospital Finance Authority Rev. (Henry Ford Health System),
                 5 1/4% due 11/15/2020 .......................................................        Aa3/AA           5,086,650

  5,000,000   Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group),
                 5 1/8% due 8/15/2025 ........................................................        Aaa/AAA          5,015,150

  4,500,000   Michigan State Hospital Finance Authority Rev. (St. John Hospital),
                 5 1/4% due 5/15/2026 ........................................................        Aaa/AAA          4,584,870

  5,000,000   Michigan State Hospital Finance Authority Rev. (Mercy Health Services
                  Obligated Group), 5 3/4% due 8/15/2026 .....................................        Aa3/AA-          5,410,200

  5,000,000   Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group),
                 6% due 11/15/2036 ...........................................................        Aaa/AAA          5,524,500

  2,500,000   Michigan State Housing Development Authority Rev. (Single Family Mortgage),
                 6.80% due 12/1/2016 .........................................................        NR/AA+           2,706,675

  4,055,000   Michigan State Housing Development Authority Rev. (Rental Housing),
                 6.65% due 4/1/2023 ..........................................................        NR/AA-           4,369,222

  4,000,000   Michigan State Housing Development Authority Rev. (Single Family Mortgage),
                 6.05% due 12/1/2027 .........................................................        NR/AA+           4,246,120

--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998



MICHIGAN SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $3,000,000   Michigan State Strategic Fund Pollution Control Rev.
                 (Detroit Edison Company), 6 1/2% due 2/15/2016 ..............................         Aaa/AAA       $ 3,265,980

  6,000,000   Michigan State Strategic Fund Pollution Control Rev.
                 (General Motors Corp.), 6.20% due 9/1/2020 ..................................         A2/A            6,544,200

  2,500,000   Michigan State Trunk Line Rev., 5.80% due 11/15/2024 ...........................         Aaa/AAA         2,800,300

  5,000,000   Michigan State Trunk Line Rev., 5% due 11/1/2026 ...............................         Aaa/AAA         5,004,300

  2,000,000   Midland, MI Water Supply System Rev., 7.20% due 4/1/2010 .......................         A/A             2,129,840

  6,300,000   Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021 .....................         Aaa/AAA         6,666,660

  5,000,000   Royal Oak, MI Hospital Finance Authority Rev. (William
                 Beaumont Hospital), 5 1/4% due 1/1/2020 .....................................         Aa3/AA          5,087,600

  4,000,000   University of Michigan Hospital Rev., 6 3/8% due 12/1/2024 .....................         Aa2/AA          4,226,160

  5,000,000   Western Michigan State University Rev., 5 1/8% due 11/15/2022 ..................         Aaa/AAA         5,045,050

  3,000,000   Wyandotte, MI Electric Rev., 6 1/4% due 10/1/2017 ..............................         Aaa/AAA         3,297,420
                                                                                                                    ------------
TOTAL MUNICIPAL BONDS (COST $132,968,484)-- 98.5% ............................................................       143,845,276

VARIABLE RATE DEMAND NOTES (COST $100,000)-- 0.1% ............................................................           100,000

OTHER ASSETS LESS LIABILITIES-- 1.4% .........................................................................         2,057,041
                                                                                                                    ------------
NET ASSETS-- 100.0% ..........................................................................................      $146,002,317
                                                                                                                    ============




MINNESOTA SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $6,250,000   Becker, MN Pollution Control Rev. (Northern States Power Company),
                  6.80% due 4/1/2007 .........................................................         A1/A+        $  6,465,250

  1,500,000   Buffalo, MN Independent School District GOs, 6.15% due 2/1/2022.................         Aaa/AAA         1,612,605

  2,250,000   Burnsville - Eagan - Savage, MN Independent School
                  District GOs, 5 1/8% due 2/1/2016 ..........................................         Aa1/NR          2,320,245

  2,350,000   Burnsville - Eagan - Savage, MN Independent School District GOs,
                  5 1/8% due 2/1/2017 ........................................................         Aa1/NR          2,418,009

  1,500,000   Cloquet, MN Pollution Control Rev. (Potlatch Corporation
                  Projects), 5.90% due 10/1/2026 .............................................         NR/A-           1,600,380

  5,000,000   Edina, MN Housing Development Rev. (Edina Park Plaza Project),
                  7.70% due 12/1/2028 ........................................................         Aa/NR           5,193,150

  3,545,000   Fridley, MN Independent School District GOs, 5.35% due 2/1/2021 ................         Aaa/AAA         3,644,331

  1,500,000   Minneapolis, MN GOs, 6% due 3/1/2016 ...........................................         Aaa/AAA         1,608,900

  4,725,000   Minneapolis, MN Rev. (University Gateway Project),
                  5 1/4% due 12/1/2024 .......................................................         Aa2/AA          4,856,166

  4,300,000   Minneapolis, MN Special School District GOs, 5% due 2/1/2014 ...................         Aa1/AA+         4,400,448

  1,400,000   Minneapolis - St. Paul Metropolitan Area (Metropolitan Council of
                  the Twin Cities), MN, 5 1/2% due 12/1/2012 .................................         Aaa/AAA         1,496,432

  5,000,000   Minneapolis-St. Paul, MN Housing & Redevelopment Authority Health Care Rev.
                 (Children's Health Care), 5 1/2% due 8/15/2025 ..............................         Aaa/AAA         5,246,550

--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998

MINNESOTA SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $4,000,000   Minneapolis - St. Paul, MN Metropolitan Airport Commission Rev.,
                 5% due 1/1/2030 .............................................................         Aaa/AAA       $ 4,009,960

  2,250,000   Minnesota Agricultural & Economic Development Board Rev.
                 (Evangelical Lutheran Good Samaritan Society Project),
                 5.15% due 12/1/2022 .........................................................         Aaa/AAA         2,274,615

  2,775,000   Minnesota Higher Education Facilities Authority Rev.
                 (University of St. Thomas), 5.40% due 4/1/2022 ..............................         A2/NR           2,882,282

  1,000,000   Minnesota Higher Education Facilities Authority Rev. (St. John's
                 University), 5.40% due 10/1/2022 ............................................         A3/NR           1,040,480

  1,775,000   Minnesota Higher Education Facilities Authority Rev. (University
                 of St. Thomas), 5.40% due 4/1/2023 ..........................................         A2/NR           1,837,356

  2,500,000   Minnesota Higher Education Facilities Authority Rev. (St. Olaf College),
                 5 1/4% due 4/1/2029 .........................................................         A3/NR           2,535,800

    810,000   Minnesota Housing Finance Agency (Housing Development),
                 6 1/4% due 2/1/2020 .........................................................         Aa2/AA            822,409

    800,000   Minnesota Housing Finance Agency (Single Family Mortgage),
                 5.65% due 7/1/2022* .........................................................         Aa2/AA+           815,640

  5,000,000   Minnesota Housing Finance Agency (Single Family Mortgage),
                 6.85% due 1/1/2024* .........................................................         Aa2/AA+         5,322,900

  1,500,000   Minnesota Public Facilities Authority Water Pollution Control Rev.,
                 7.10% due 3/1/2012 ..........................................................         Aaa/AAA         1,600,845

  4,000,000   Minnesota Public Facilities Authority Water Pollution Control Rev.,
                 6 1/4% due 3/1/2015 .........................................................         Aaa/AAA         4,524,280

  5,000,000   Minnesota State GOs, 5.70% due 5/1/2016 ........................................         Aaa/AAA         5,421,900

  5,000,000   North Saint Paul - Maplewood, MNIndependent School District GOs,
                 5 1/8% due 2/1/2025 .........................................................         Aa1/AA+         5,062,250

  2,500,000   Northfield, MN Independent School District GOs, 5 1/4% due 2/1/2017 ............         Aa1/NR          2,560,675

  2,000,000   Ramsey & Washington Counties, MN Resource Recovery Rev. (Northern
                 States Power Company Project), 6 3/4% due 12/1/2006 .........................         A1/AA           2,058,660

  4,000,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo
                 Medical Center), 7.45% due 11/15/2006 .......................................         NR/AA+          4,306,560

  4,500,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo
                 Medical Center), 6 1/4% due 11/15/2014 ......................................         NR/AA+          4,946,850

  1,000,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo
                 Medical Center), 6 1/4% due 11/15/2021 ......................................         NR/AA+          1,091,300

  2,575,000   Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016 .............         Aaa/AA+         2,752,469

  2,715,000   Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017 .............         Aaa/AA+         2,903,855

     45,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E,
                  9 1/8% due 10/1/2000 .......................................................         NR/CCC             45,775

      5,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H,
                  9 1/8% due 12/1/2000 .......................................................         NR/CCC              5,092

     55,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I,
                  9 1/8% due 12/1/2000 .......................................................         NR/CCC             56,009

     50,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E,
                  9 1/8% due 10/1/2001 .......................................................         NR/CCC             51,176

     10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H,
                  9 1/8% due 12/1/2001 .......................................................         NR/CCC             10,208

     55,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I,
                  9 1/8% due 12/1/2001 .......................................................         NR/CCC             56,145

      5,000   Saint Paul Port Authority, MN Industrial Development Rev. Series L,
                  9 3/4% due 12/1/2001 .......................................................         NR/CCC              5,109

--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998




MINNESOTA SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
$    50,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E,
                  9 1/8% due 10/1/2002 .......................................................         NR/CCC        $    51,165

     10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H,
                  9 1/8% due 12/1/2002 .......................................................         NR/CCC             10,207

     60,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I,
                  9 1/8% due 12/1/2002 .......................................................         NR/CCC             61,244

     10,000   Saint Paul Port Authority, MNIndustrial Development Rev. Series L,
                  9 3/4% due 12/1/2002 .......................................................         NR/CCC             10,217

  1,500,000   Southern Minnesota Municipal Power Agency -- Power Supply System Rev.,
                  5 3/4% due 1/1/2018 ........................................................         A2/A+           1,577,715

    750,000   Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
                  5 3/4% due 1/1/2018 ........................................................         Aaa/AAA           815,947

  1,500,000   Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
                  4 3/4% due 1/1/2016 ........................................................         A2/A+           1,465,350

  3,500,000   Washington County, MN GOs, 5.90% due 2/1/2010 ..................................         Aa2/AA-         3,705,555

  3,090,000   Western Minnesota Municipal Power Agency-- Power Supply Rev.,
                  5 1/2% due 1/1/2015 ........................................................         A1/A            3,092,039

  9,305,000   Western Minnesota Municipal Power Agency-- Power Supply Rev.,
                  6 3/8% due 1/1/2016 ........................................................         Aaa/AAA        10,680,372
                                                                                                                    ------------
TOTAL MUNICIPAL BONDS (Cost $113,546,777)-- 98.3% .............................................................      121,332,877

VARIABLE RATE DEMAND NOTES (Cost $400,000)-- 0.3% .............................................................          400,000

OTHER ASSETS LESS LIABILITIES-- 1.4% ..........................................................................        1,743,633
                                                                                                                    ------------
NET ASSETS-- 100.0% ...........................................................................................     $123,476,510
                                                                                                                    ============


MISSOURI SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $2,000,000   Columbia, MO Water and Electric System Improvement Rev., 6 1/8% due 10/1/2012 ..         A1/AA         $ 2,209,900

  2,500,000   Curators of the University of Missouri Health Facilities Rev.
                 (University of Missouri Health System), 5.60% due 11/1/2026 .................         Aaa/AAA         2,660,375

  1,500,000   Hannibal, MO Industrial Development Authority Health Facilities Rev.
                 (Hannibal Regional Hospital), 5 3/4% due 3/1/2022 ...........................         Aaa/AAA         1,619,865

  1,000,000   Joplin, MO Industrial Development Authority Rev. (Catholic Health
                 Initiatives), 5 1/8% due 12/1/2015 ..........................................         Aa2/AA          1,015,670

  1,500,000   Joplin, MO Industrial Development Authority Rev. (Catholic Health
                 Initiatives), 5% due 12/1/2028 ..............................................         Aa2/AA          1,490,640

    565,000   Missouri School Boards Pooled Financing Program Certificates of
                 Participation, 7 3/8% due 3/1/2006 ..........................................         Aaa/AAA           579,594

    740,000   Missouri School Boards Pooled Financing Program Certificates of
                 Participation, 7% due 3/1/2006 ..............................................         Aaa/AAA           757,967

  1,000,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
                 (State Revolving Fund Program), 6.55% due 7/1/2014 ..........................         Aa1/NR          1,098,200

  2,500,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
                 (Union Electric Company Project), 5.45% due 10/1/2028* ......................         A1/AA-          2,619,725

                                       29
--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998


MISSOURI SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $2,500,000   Missouri State Environmental Improvement & Energy Resources
                 Authority -- Water Pollution Control Rev. (State Revolving
                 Fund Program), 5.40% due 7/1/2015 ...........................................         Aa1/NR        $  2,616,250

  2,000,000   Missouri State GOs, 5 5/8% due 4/1/2017 ........................................         Aaa/AAA          2,159,120

  2,500,000   Missouri State Health & Educational Facilities Authority Rev.
                 (Lester E. Cox Medical Centers Project), 5 1/4% due 6/1/2015 ................         Aaa/AAA          2,663,500

  1,500,000   Missouri State Health & Educational Facilities Authority Rev.
                 (Sisters of Mercy Health System, St. Louis, Inc.), 6 1/4% due 6/1/2015 ......         Aa1/AA+          1,628,145

  1,000,000   Missouri State Health & Educational Facilities Authority Rev.
                 (Sisters of Mercy Health System, St. Louis, Inc.), 7 1/4% due 6/1/2019 ......         Aaa/AA+          1,045,330

  1,000,000   Missouri State Health & Educational Facilities Authority Rev.
                 (Sisters of Mercy Health System, St. Louis, Inc.), 5% due 6/1/2019 ..........         Aa1/AA+          1,000,490

  2,500,000   Missouri State Health & Educational Facilities Authority Rev. (Barnes-Jewish,
                 Inc./Christian Health Services), 5 1/4% due 5/15/2021 .......................         Aa2/AA           2,538,950

  2,500,000   Missouri State Health & Educational Facilities Authority Rev.
                 (SSM Health Care), 5% due 6/1/2022 ..........................................         Aaa/AAA          2,489,525

  2,500,000   Missouri State Health & Educational Facilities Authority Rev. (The
                 Washington University), 5% due 11/15/2037 ...................................         Aa1/AA+          2,502,100

    860,000   Missouri State Housing Development Commission Housing Development Bonds
                 (Federally Insured Mortgage Loans), 6% due 10/15/2019 .......................         Aa2/AA+            873,674

  2,415,000   Missouri State Housing Development Commission Single Family Mortgage Rev.
                 (Homeownership Loan Program), 5.90% due 9/1/2028* ...........................         NR/AAA           2,535,847

  1,000,000   Puerto Rico Highway &Transportation Authority Rev., 5 1/2% due 7/1/2026 ........         Baa1/A           1,053,930

  1,500,000   St. Louis, MO Industrial Development Authority Pollution Control Rev.
                 (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016 ................         A1/A+            1,835,100

  1,500,000   St. Louis, MO Municipal Finance Corporation City Justice Center
                 Leasehold Improvement Rev., 5.95% due 2/15/2016 .............................         Aaa/AAA          1,659,735

  2,400,000   Southeast Missouri Correctional Facility Lease Rev. (Missouri State
                 Project), 5 3/4% due 10/15/2016 .............................................         Aa/AA            2,536,008

  2,500,000   Springfield, MO Waterworks Rev., 5.60% due 5/1/2023 ............................         Aa/A+            2,738,600

  2,750,000   University of Missouri Systems Facilities Rev., 5 1/2% due 11/1/2023 ...........         Aa2/AA+          2,863,767
                                                                                                                      -----------
TOTAL MUNICIPAL BONDS (Cost $45,286,528)-- 96.9% ..............................................................        48,792,007

VARIABLE RATE DEMAND NOTES (Cost $800,000)-- 1.6% .............................................................           800,000

OTHER ASSETS LESS LIABILITIES-- 1.5% ..........................................................................           775,406
                                                                                                                      -----------
NET ASSETS-- 100.0% ...........................................................................................       $50,367,413
                                                                                                                      ===========
--------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998



NEW YORK SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $2,490,000   Buffalo Municipal Water Finance Authority, NY Water System Rev.,
                  5% due 7/1/2026 ............................................................         Aaa/AAA       $ 2,496,399

  2,500,000   Long Island Power Authority, NY Electric Systems General Rev.,
                  5 1/2% due 12/1/2029 .......................................................         Baa1/A-         2,590,150

  4,000,000   Metropolitan Transportation Authority, NY (Dedicated Tax Fund),
                  5% due 4/1/2023 ............................................................         Aaa/AAA         4,010,400

  4,000,000   Metropolitan Transportation Authority, NY (Transit Facilities Rev.),
                  4 3/4% due 7/1/2026 ........................................................         Aaa/AAA         3,921,120

  4,000,000   New York City Municipal Water Finance Authority Water & Sewer System Rev.,
                 6 1/4% due 6/15/2020 ........................................................         Aaa/AAA         4,644,240

  1,340,000   New York City, NY GOs, 7 1/4% due 8/15/2024 ....................................         Aaa/A-          1,471,025

      5,000   New York City, NY GOs, 7 1/4% due 8/15/2024 ....................................         A3/A-               5,425

  1,380,000   New York City, NY GOs, 6% due 8/1/2026 .........................................         A3/A-           1,511,707

  2,450,000   New York City, NY Industrial Development Agency Civic Facility Rev.
                 (The Nightingale - Bamford School Project), 5.85% due 1/15/2020 .............         A3/A            2,591,414

  2,500,000   New York City, NY Transitional Finance Authority (Future Tax
                 Secured Bonds), 5% due 5/1/2026 .............................................         Aa3/AA          2,506,425

  4,000,000   New York City, NY Trust for Cultural Resources Rev. (American Museum of
                 Natural History), 5.65% due 4/1/2027 ........................................         Aaa/AAA         4,311,200

  4,000,000   New York State Dormitory Authority Rev. (Fordham University),
                 5 3/4% due 7/1/2015 .........................................................         Aaa/AAA         4,316,800

  4,000,000   New York State Dormitory Authority Rev. (Rochester Institute of Technology),
                 5 1/2% due 7/1/2018 .........................................................         Aaa/AAA         4,280,561

  3,500,000   New York State Dormitory Authority Rev. (Mental Health Services Facilities
                 Improvement), 5 3/4% due 8/15/2022 ..........................................         A3/A-           3,754,205

  3,000,000   New York State Dormitory Authority Rev. (Skidmore College),
                 5 3/8% due 7/1/2023 .........................................................         Aaa/AAA         3,096,510

  1,500,000   New York State Dormitory Authority Rev. (Vassar Brothers Hospital),
                 5 3/8% due 7/1/2025 .........................................................         Aaa/AAA         1,562,265

  2,000,000   New YorkState Dormitory Authority Rev. (Hospital for Special Surgery),
                 5% due 2/1/2028 .............................................................         Aaa/AAA         1,993,760

  2,000,000   New YorkState Dormitory Authority Rev. (Rockefeller University),
                 5% due 7/1/2028 .............................................................         Aaa/AAA         2,010,460

  4,000,000   New York State Energy Research &Development Authority Gas Facilities Rev.
                 (Brooklyn Union Gas), 5 1/2% due 1/1/2021 ...................................         Aaa/AAA         4,243,720

  3,000,000   New York State Environmental Facilities Corporation Pollution Control Rev.
                 (State Water-- Revolving Fund), 6.90% due 11/15/2015 ........................         Aaa/AAA         3,495,750

  3,000,000   New York State Housing Finance Agency Rev. (Phillips Village Project),
                 7 3/4% due 8/15/2017* .......................................................         A2/NR           3,359,670

  3,000,000   New York State Local Government Assistance Corp., 6% due 4/1/2024 ..............         A3/A+           3,267,750

  2,000,000   New York State Mortgage Agency Rev. (Homeowner Mortgage),
                 7 1/2% due 4/1/2016 .........................................................         Aa2/NR          2,080,160

  1,000,000   New York State Mortgage Agency Rev. (Homeowner Mortgage),
                 5 1/2% due 10/1/2028* .......................................................         Aa2/NR          1,025,540

-----------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998



NEW YORK SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $3,000,000   New York State Thruway Authority General Rev., 6% due 1/1/2025 .................        Aaa/AAA       $  3,400,680

  2,000,000   New York State Thruway Authority (Highway and Bridge Trust Fund),
                 5% due 4/1/2018 .............................................................        A3/A-            2,001,740

  4,000,000   New York State Thruway Authority Service Contract Rev.,
                 6 1/4% due 4/1/2014 .........................................................        Baa1/BBB+        4,582,640

  4,000,000   Onondaga County, NY Industrial Development Agency Sewer Facilities Rev.
                 (Bristol-Myers Squibb Co. Project), 5 3/4% due 3/1/2024* ....................        Aaa/AAA          4,516,200

  2,250,000   Port Authority of New York and New Jersey Consolidated Rev.,
                 6 1/8% due 6/1/2094 .........................................................        A1/AA-          2,698,380
                                                                                                                     -----------
TOTAL MUNICIPAL BONDS (Cost $78,726,229)-- 98.6% .............................................................        85,746,296

OTHER ASSETS LESS LIABILITIES-- 1.4% .........................................................................         1,257,287
                                                                                                                     -----------
NET ASSETS-- 100.0% ..........................................................................................       $87,003,583
                                                                                                                     ===========




OHIO SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $2,250,000   Beavercreek Local School District, OH GOs (School Improvement Bonds),
                 5.70% due 12/1/2020 .........................................................        Aaa/AAA       $  2,443,860

  3,450,000   Big Walnut Local School District, OH School Building Construction
                 & Improvement GOs, 7.20% due 6/1/2007 .......................................        Aaa/AAA          3,821,427

  4,000,000   Butler County, OH Transportation Improvement District Highway Improvement
                 Rev., 5 1/8% due 4/1/2017 ...................................................        Aaa/AAA          4,140,000

  4,000,000   Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027* ........................        Aaa/AAA          4,004,760

  2,395,000   Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027 .........................        Aaa/AAA          2,426,518

  5,000,000   Cleveland, OH Public Power System Rev., 5% due 11/15/2024 ......................        Aaa/AAA          5,011,550

  4,915,000   Cleveland, OH Waterworks Improvement First Mortgage Rev.,
                 5 3/4% due 1/1/2021 .........................................................        Aaa/AAA          5,538,566

     85,000   Cleveland, OH Waterworks Improvement First Mortgage Rev.,
                 5 3/4% due 1/1/2021 .........................................................        Aaa/AAA             93,026

  4,500,000   Columbus, OH Municipal Airport Authority Rev. (Port Columbus
                 International Airport Project), 6% due 1/1/2020* ............................        Aaa/AAA          4,874,715

  1,000,000   Columbus, OH Municipal Airport Authority Rev. (Port Columbus
                 International Airport Project), 5% due 1/1/2028 .............................        Aaa/AAA          1,000,780

  3,000,000   Dayton, OH Water System Mortgage Rev., 6 3/4% due 12/1/2010 ....................        Aaa/AAA          3,067,530

  7,000,000   Franklin County, OH GOs, 5 3/8% due 12/1/2020 ..................................        Aaa/AAA          7,440,300

  7,500,000   Franklin County, OH Hospital Rev. (Riverside United Methodist
                 Hospital), 5 3/4% due 5/15/2020 .............................................        Aa3/NR           7,882,425

  2,500,000   Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017 ....................        Aaa/AAA          2,643,750

  5,000,000   Hamilton, OH Electric System Mortgage Rev., 6% due 10/15/2023 ..................        Aaa/AAA          5,452,900

  4,000,000   Hudson Local School District, OH GOs, 7.10% due 12/15/2013 .....................        A1/NR            4,367,480

  1,095,000   Lake County, OH Hospital Improvement Rev. (Lake Hospital
                 System Inc.), 8% due 1/1/2013 ...............................................        Aaa/AAA          1,115,279

+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998


OHIO SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $6,425,000   Mahoning County, OHHospital Rev. (Forum Health Obligated Group),
                 5% due 11/15/2025 ...........................................................        Aaa/AAA       $  6,430,076

  2,000,000   Montgomery County, OHCatholic Health Initiatives Rev.,
                 5 1/8% due 12/1/2017 ........................................................        Aa2/AA           2,029,620

  4,650,000   Mount Vernon, OH Hospital Rev. (Knox Community Hospital),
                 7 7/8% due 6/1/2012 .........................................................        NR/NR            4,755,276

  2,000,000   Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric
                 Company Project), 5.45% due 1/1/2024 ........................................        Aaa/AAA          2,082,400

  6,500,000   Ohio Air Quality Development Authority Rev. (JMG Project),
                 6 3/8% due 1/1/2029* ........................................................        Aaa/AAA          7,270,900

  4,415,000   Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed
                 Securities Program), 6.10% due 9/1/2028* ....................................        NR/AAA           4,720,342

  3,000,000   Ohio State Higher Educational Facilities Commission Rev.
                 (Oberlin College Project), 5 3/8% due 10/1/2015 .............................        NR/AA            3,137,850

  4,000,000   Ohio State Higher Educational Facilities Commission Rev.
                 (University of Dayton Project), 5.40% due 12/1/2022 .........................        Aaa/AAA          4,194,320

  2,000,000   Ohio State Liquor Profits Rev., 6.85% due 3/1/2000 .............................        Aaa/AAA          2,089,420

  4,000,000   Ohio State Public Facilities Commission Rev. (Higher Education
                  Capital Facilities), 6.30% due 5/1/2006 ....................................        Aaa/AAA          4,334,120

  2,330,000   Ohio State Water Development Authority Rev. (Safe Water),
                 9 3/8% due 12/1/2010 ........................................................        Aaa/AAA          2,968,047

  7,500,000   Ohio State Water Development Authority Rev. (Fresh Water),
                 5 1/8% due 12/1/2023 ........................................................        Aaa/AAA          7,601,475

  5,000,000   Ohio State Water Development Authority Rev. (Community Assistance),
                 5 3/8% due 12/1/2024 ........................................................        Aaa/AAA          5,259,250

  5,000,000   Ohio State Water Development Authority Rev. (Dayton Power &
                 Light Co. Project), 6.40% due 8/15/2027 .....................................        Aa3/AA-          5,418,200

  2,500,000   Ohio State Water Development Authority Solid Waste Disposal Rev.
                 (North Star BHP Steel, L.L.C. Project-- Cargill, Incorporated,
                 Guarantor), 6.30% due 9/1/2020* .............................................        Aa3/AA-          2,768,525

  3,000,000   Ohio Turnpike Commission, OH Turnpike Rev., 5.70% due 2/15/2017 ................        Aaa/AAA          3,375,810

  2,955,000   Pickerington Local School District, OH School Building Construction
                 GOs, 8% due 12/1/2005 .......................................................        Aaa/AAA          3,499,843

  4,000,000   Puerto Rico Highway &Transportation Authority Rev., 5 1/2% due 7/1/2036 ........        Baa1/A           4,361,840

    775,000   Toledo, OH Sewer System Rev., 7 3/4% due 11/15/2017 ............................        Aaa/AAA            794,445

    560,000   Toledo, OH Waterworks Rev., 7 3/4% due 11/15/2017 ..............................        Aaa/AAA            574,050

  2,500,000   Twinsburg City School District, OH School Improvement GOs,
                 5.90% due 12/1/2021 .........................................................        Aaa/AAA          2,770,175

  3,000,000   University of Toledo, OH General Receipts Bonds, 7.10% due 6/1/2010 ............        Aaa/AAA          3,225,840

  2,000,000   Worthington City School District, OH School Building Construction
                 & Improvement GOs, 8 3/4% due 12/1/2002 .....................................        Aaa/AAA          2,156,100
                                                                                                                    ------------
TOTAL MUNICIPAL BONDS (Cost $139,947,906)-- 98.0% ............................................................       151,142,790

VARIABLE RATE DEMAND NOTES (Cost $800,000)-- 0.5% ............................................................           800,000

OTHER ASSETS LESS LIABILITIES-- 1.5% .........................................................................         2,286,703
                                                                                                                    ------------
NET ASSETS-- 100.0% ..........................................................................................      $154,229,493

+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998

OREGON SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $2,000,000   Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health
                 Services Project), 5 1/8% due 10/1/2028 .....................................        NR/A          $  1,998,480

  2,000,000   Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016 ...............        Aaa/AAA          2,263,740

  1,000,000   Clackamas & Washington Counties, OR GOs (West Linn-Wilsonville School
                 District), 5% due 6/1/2017 ..................................................        Aaa/AAA          1,021,100

  2,000,000   Eugene, OR Electric Utility Rev., 5.80% due 8/1/2022 ...........................        Aaa/AAA          2,219,120

  1,500,000   Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009 .....................        Aa1/AA-          1,502,445

  1,250,000   Multnomah County, OR Education Facility Rev. (University of Portland),
                 5% due 4/1/2018 .............................................................        Aaa/AAA          1,273,538

  1,250,000   Multnomah County School District, OR GOs, 6.80% due 12/15/2004 .................        Aa/A+            1,258,438

  1,750,000   Multnomah County School District, OR GOs, 5 1/2% due 6/1/2015 ..................        A1/A+            1,867,005

  2,000,000   North Clackamas Parks & Recreation District -- Clackamas County, OR Rev.
                 (Recreational Facilities), 5.70% due 4/1/2013 ...............................        NR/A-            2,113,240

 2,000,000   North Wasco County People's Utility District-- Wasco County, OR Rev.
                 (Bonneville Power Administration), 5.20% due 12/1/2024 ......................        Aa1/AA-          2,026,120

    750,000   Ontario, OR Hospital Facility Authority Health Facilities Rev.
                 Catholic Health Corporation (Dominican Sisters of Ontario Inc.,
                 d.b.a. Holy Rosary Medical Center Project), 6.10% due 11/15/2017 ............        Aa2/AA             808,927

  2,500,000   Oregon Department of Administrative Services Certificates of
                 Participation, 5.80% due 5/1/2024 ............................................      Aaa/AAA           2,722,250

  1,000,000   Oregon Department of Transportation Regional Light Rail Extension Rev.,
                 6.20% due 6/1/2008 ...........................................................       Aaa/AAA          1,123,260

  2,500,000   Oregon Health, Housing, Educational & Cultural Facilities Authority Rev.
                 (Reed College Project), 5 3/8% due 7/1/2025 ..................................       NR/A+            2,606,750

  1,250,000   Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028 .....................       Aaa/AAA          1,274,750

  2,000,000   Oregon Housing & Community Services Department Housing & Finance Rev.
                 (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012 ................       Aa2/A+           2,079,080

    900,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                 Mortgage Program), 5.65% due 7/1/2019* .......................................       Aa2/NR             923,643

    310,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                 Mortgage Program), 7% due 7/1/2022* ..........................................       Aa2/NR             314,101

    500,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                 Mortgage Program), 5.30% due 7/1/2024* .......................................       Aa2/NR             506,510

  1,000,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                 Mortgage Program), 6% due 7/1/2027* ..........................................       Aa2/NR           1,058,150


----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998



OREGON SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
  $ 500,000   Oregon State GOs (Veterans'  Welfare), 9% due 10/1/2006 .........................       Aa2/AA        $    671,400

  1,375,000   Oregon State GOs (Veterans'  Welfare), 5 7/8% due 10/1/2018 .....................       Aa2/AA           1,450,144

    500,000   Oregon State GOs (Alternate Energy Project), 8.40% due 1/1/2008 .................       Aa2/AA             518,545

    250,000   Oregon State GOs (Elderly & Disabled Housing), 7.20% due 8/1/2021 ...............       Aa2/AA             270,192

  1,000,000   Oregon State GOs (Elderly & Disabled Housing), 6.60% due 8/1/2022* ..............       Aa2/AA           1,109,860

    950,000   Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* ............       Aaa/AAA          1,190,331

     50,000   Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* ............       Aaa/AAA             54,133

    500,000   Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025* ...........       Aaa/AAA            530,710

  1,500,000   Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026* ...........       Aaa/AAA          1,590,555

  2,000,000   Portland, OR GOs, 5.60% due 6/1/2014 ............................................       Aa2/NR           2,156,820

  1,250,000   Portland, OR Hospital Facilities Authority Rev. (Legacy Health System),
                 6 5/8% due 5/1/2011 ..........................................................       Aaa/AAA          1,352,050

  2,500,000   Portland, OR Sewer System Rev., 5% due 6/1/2015 .................................       Aaa/AAA          2,568,875

  1,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026 ........       Baa1/A           1,053,930

    630,000   Puerto Rico Housing Finance Corp. (Single Family Mortgage Rev.),
                 6.85% due 10/15/2023 .........................................................       Aaa/AAA            674,900

  1,000,000   Puerto Rico Ports Authority Rev., 7% due 7/1/2014* ..............................       Aaa/AAA          1,089,000

  1,000,000   Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2013 .......................       A/A+             1,052,240

  2,600,000   Salem, OR Pedestrian Safety Improvements GOs,  5 3/4% due 5/1/2011 ..............       Aaa/AAA          2,861,170

  1,000,000   Tri-County Metropolitan Transportation District of Oregon GOs
                 (Light Rail Extension), 6% due 7/1/2012 ......................................       Aa/AA+           1,077,960

  1,110,000   Tualatin Development Commission, OR (Urban Renewal & Redevelopment),
                 7 3/8% due 1/1/2007 ..........................................................       Baa1/NR          1,119,424

    500,000   Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022 ..............       NR/BBB-            516,475

  2,500,000   Washington and Multnomah Counties, OR (Beaverton School District),
                  5% due 8/1/2017 .............................................................       Aa2/AA-          2,554,425

  1,500,000   Washington County, OR Unified Sewerage Agency Rev.,
                  5 3/4% due 10/1/2011 ........................................................       Aaa/AAA          1,708,485
                                                                                                                     -----------
TOTAL MUNICIPAL BONDS (COST $53,777,463)-- 96.5% ..............................................                       58,132,271
                                                                                                                     -----------
                                                VARIABLE RATE DEMAND NOTES
                                              -------------------------------

    300,000   Floyd County, GA Development Authority Environmental Improvement
                 Rev. (Georgia Kraft Co. Project) due 12/1/2015 ..............................        P-1/NR             300,000

    200,000   New York City Municipal Water Finance Authority, NY Water & Sewer System Rev.
                 due 6/15/2022 ...............................................................        VMIG-1/A-1+        200,000

    900,000   New York State Energy Research & Development Authority Pollution Control Rev.
                 (Niagara Mohawk) due 12/1/2023 ..............................................        NR/A-1+            900,000



+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998



OREGON SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $1,100,000   New York State Energy Research & Development Authority Pollution Control Rev.
                 (Niagara Mohawk) due 7/1/2027* ..............................................        NR/A-1+       $  1,100,000

    600,000   Sweetwater County, WY Pollution Control Rev. (Pacificorp) due 12/1/2014 ........        P-1/A-1+           600,000
                                                                                                                     -----------
TOTAL VARIABLE RATE DEMAND NOTES (Cost $3,100,000)-- 5.1% ....................................................         3,100,000
                                                                                                                     -----------
other assets less liabilities-- (1.6)% .......................................................................          (980,745)
                                                                                                                     -----------
NET ASSETS-- 100.0% ..........................................................................................       $60,251,526
                                                                                                                     ===========


SOUTH CAROLINA SERIES

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $2,500,000   Anderson County, SC Hospital Rev. (Anderson Memorial Hospital),
                 5 1/4% due 2/1/2012 .........................................................        Aaa/AAA        $ 2,589,675

  3,800,000   Berkeley County, SC Water & Sewer Rev., 5.55% due 6/1/2016 .....................        Aaa/AAA          4,011,318

    745,000   Charleston County, SC Public Facilities Corp. Certificates of
                 Participation, 7.15% due 2/1/2004 ...........................................        A1/A               789,991

    770,000   Charleston County, SC Public Facilities Corp. Certificates of
                 Participation, 7.15% due 8/1/2004 ...........................................        A1/A               816,500

    800,000   Charleston County, SC Public Facilities Corp. Certificates of
                 Participation, 7.20% due 2/1/2005 ...........................................        A1/A               848,280

  2,500,000   Charleston, SC Waterworks & Sewer System Rev., 6% due 1/1/2012 .................        A1/AA-           2,684,525

  6,000,000   Darlington County, SC Industrial Development Rev. (Nucor Corporation
                 Project), 5 3/4% due 8/1/2023* ..............................................        A1/AA-           6,310,560

  2,000,000   Darlington County, SC Industrial Development Rev. (Sonoco Products
                 Company Project), 6% Due 4/1/2026* ..........................................        A2/A             2,169,820

  2,500,000   Fairfield County, SC Pollution Control Rev. (South Carolina Electric &
                 Gas Company), 6 1/2% due 9/1/2014 ...........................................        A1/A+            2,758,850

  1,000,000   Georgetown County, SC Pollution Control Facilities Rev.
                 (International Paper Company), 7 3/8% due 6/15/2005 .........................        A3/BBB+          1,030,410

  3,000,000   Greenville Hospital System, SC Hospital Facilities Rev.,
                 5 1/2% due 5/1/2016 .........................................................        NR/AA            3,113,820

  2,000,000   Greenville Hospital System, SC Hospital Facilities Rev.,
                 5 1/4% due 5/1/2023 .........................................................        Aa3/AA           2,039,140

  3,000,000   Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital),
                 5 7/8% due 10/1/2017 ........................................................        Aaa/AAA          3,208,650

  2,600,000   Lancaster County, SC School District GOs, 6.60% due 7/1/2012 ...................        Aaa/AAA          2,906,098

  2,000,000   Lancaster County, SC Waterworks & Sewer System Rev., 5 1/4% due 5/1/2021 .......        Aaa/AAA          2,046,360

  2,720,000   Laurens County, SC Combined Utility System Rev., 5% due 1/1/2018 ...............        Aaa/AAA          2,736,021

  5,000,000   Lexington County,SC Hospital Rev. (Health Services District, Inc.),
                 5 1/8% due 11/1/2026 ........................................................        Aaa/AAA          5,019,900

  1,000,000   Lexington County School District, SC Certificates of Participation
                 (Red Bank/White Knoll Elementary Project), 7.10% due 9/1/2011 ...............        Aaa/AAA          1,100,640

  1,000,000   Medical University South Carolina Hospital Facilities Rev.,
                 5.60% due 7/1/2011 ..........................................................        Aaa/AAA          1,121,290

  3,000,000   Mount Pleasant, SC Water & Sewer Rev., 6% due 12/1/2020 ........................        Aaa/AAA          3,277,770


+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998

SOUTH CAROLINA SERIES (CONTINUED)

    FACE                                                                                             RATINGS+           MARKET
   AMOUNT                                       MUNICIPAL BONDS                                    MOODY'S/S&P          VALUE
  --------                                    -------------------                                 --------------    -------------
 $2,000,000   Myrtle Beach, SC Waterworks & Sewer System Rev., 5 1/4% due 3/1/2020 ...........        Aaa/AAA        $ 2,040,280

  1,500,000   North Charleston Sewer District, SC Rev., 6 3/8% due 7/1/2012 ..................        Aaa/AAA          1,801,395

  5,000,000   Oconee County, SC Pollution Control Rev. (Duke Power Co. Project),
                 5.80% due 4/1/2014 ..........................................................        Aa2/AA-          5,326,800

  1,250,000   Piedmont Municipal Power Agency, SC Electric Rev., 6 1/4% due 1/1/2021 .........        Aaa/AAA          1,499,937

  3,000,000   Piedmont Municipal Power Agency, SC Electric Rev., 6.30% due 1/1/2022 ..........        Aaa/AAA          3,344,130

  1,000,000   Puerto Rico Highway &Transportation Authority Rev., 5 1/2% due 7/1/2036 ........        Baa1/A           1,090,460

  2,000,000   Puerto Rico Highway &Transportation Authority Rev., 5% due 7/1/2038 ............        Baa1/A           1,982,760

  2,500,000   Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
                 Control Facilities Financing Authority Higher Education Rev.
                 (Inter-American University of Puerto Rico Project), 5% due 10/1/2022 ........       Aaa/AAA          2,517,975

  1,000,000   Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2022 ......................        A/A+             1,038,440

  2,000,000   Richland County, SC Solid Waste Disposal Facilities Rev. (Union
                 Camp Corp. Project), 7.45% due 4/1/2021* ....................................        A1/A-            2,185,440

  1,000,000   Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp
                 Corp. Project), 7 1/8% due 9/1/2021* ........................................        A2/A-            1,088,950

  5,000,000   Rock Hill, SC Combined Utilities System Rev., 5% due 1/1/2020 ..................        Aaa/AAA          5,003,400

  2,000,000   South Carolina Jobs--Economic Development Authority Hospital Rev.
                 (Georgetown Memorial Hospital), 5% due 11/1/2029 ............................        Aaa/NR           1,978,120

  6,000,000   South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2023 ..............        Aaa/AAA          6,592,920

  1,740,000   South Carolina State Housing Authority (Single Family Mortgage Purchase),
                 6.70% due 7/1/2010 ..........................................................        Aaa/AAA          1,760,062

    500,000   South Carolina State Housing Finance & Development Authority
                 (Homeownership Mortgage), 7.55% due 7/1/2011 ................................        Aa2/AA             522,015

  2,140,000   South Carolina State Housing Finance & Development Authority
                 Rental Housing Rev. (North Bluff Project), 5.60% due 7/1/2016 ...............        NR/AA            2,186,802

  1,000,000   South Carolina State Housing Finance & Development Authority
                 (Multi-Family Development Rev.), 6 7/8% due 11/15/2023 ......................        Aaa/NR           1,065,060

  5,000,000   South Carolina State Ports Authority Rev., 5.30% due 7/1/2026* .................        Aaa/AAA          5,100,500

  5,000,000   Spartanburg, SC Water System Rev., 5% due 6/1/2027 .............................        Aaa/AAA          5,003,750

  3,000,000   University of South Carolina Rev., 5 3/4% due 6/1/2026 .........................        Aaa/AAA          3,266,550

  2,000,000   Western Carolina Regional Sewer Authority, SC Sewer System Rev.,
                  5 1/2% due 3/1/2010 ........................................................        Aaa/AAA          2,135,420
                                                                                                                    ------------
TOTAL MUNICIPAL BONDS (Cost $100,589,439)-- 97.5% ...........................................................        109,110,784

VARIABLE RATE DEMAND NOTES (Cost $800,000)-- 0.7% ...........................................................            800,000

OTHER ASSETS LESS LIABILITIES-- 1.8% ........................................................................          2,011,237
                                                                                                                    ------------
NET ASSETS-- 100.0% .........................................................................................       $111,922,021
                                                                                                                    ============

+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statement.



STATEMENTS OF ASSETS AND LIABILITES
SEPTEMBER 30, 1998

                                                         NATIONAL        COLORADO         GEORGIA       LOUISIANA      MARYLAND
                                                          SERIES          SERIES          SERIES         SERIES         SERIES
                                                      --------------- --------------  -------------- -------------- --------------
ASSETS:
Investments, at value (see Portfolios of Investments):
  Long-term holdings ............................       $107,298,895    $44,874,071     $49,475,959    $55,233,461    $54,992,499
  Short-term holdings ...........................            700,000        300,000       1,000,000        800,000      2,200,000
                                                        ------------    -----------     -----------    -----------    -----------
                                                         107,998,895     45,174,071      50,475,959     56,033,461     57,192,499
Cash ............................................            123,926         77,738         122,737        105,448         93,416
Interest receivable .............................          1,562,261        835,793         785,873        943,112        912,213
Receivable for Capital Stock sold ...............            116,365             --             783          6,718         26,190
Expenses prepaid to shareholder
  service agent .................................             13,754          6,287           6,680          6,680          7,466
Receivable for securities sold ..................                 --             --              --        265,000             --
Other ...........................................              1,449            630             682            767            750
                                                        ------------    -----------     -----------    -----------    -----------
TOTAL ASSETS ....................................        109,816,650     46,094,519      51,392,714     57,361,186     58,232,534
                                                        ------------    -----------     -----------    -----------    -----------
Liabilities:
Payable for Capital Stock repurchased ...........            202,840         17,872             170         31,977         34,989
Dividends payable ...............................            181,880         75,001          80,571         96,299         94,112
Payable for securities purchased ................                 --             --              --             --             --
Accrued expenses, taxes, and other ..............            130,567         74,487          78,687         88,258         84,820
                                                        ------------    -----------     -----------    -----------    -----------
TOTAL LIABILITIES ...............................            515,287        167,360         159,428        216,534        213,921
                                                        ------------    -----------     -----------    -----------    -----------
NET ASSETS ......................................       $109,301,363    $45,927,159     $51,233,286    $57,144,652    $58,018,613
                                                        ============    ===========     ===========    ===========    ===========
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A .......................................       $     12,255    $     5,968     $     5,777    $     6,619    $     6,598
  Class D .......................................                889             45             334             99            375
Additional paid-in capital ......................        103,096,331     42,776,160      46,360,182     52,120,753     53,403,553
Undistributed/accumulated net realized
  gain (loss) ...................................         (1,559,215)      (115,843)        266,896        748,213        185,038
Net unrealized appreciation of investments ......          7,751,103      3,260,829       4,600,097      4,268,968      4,423,049
                                                        ------------    -----------     -----------    -----------    -----------
NET ASSETS ......................................       $109,301,363    $45,927,159     $51,233,286    $57,144,652    $58,018,613
                                                        ============    ===========     ===========    ===========    ===========
NET ASSETS:
  Class A .......................................       $101,908,896    $45,583,092     $48,423,993    $56,307,378    $54,891,172
  Class D .......................................       $  7,392,467    $   344,067     $ 2,809,293    $   837,274    $ 3,127,441

SHARES OF CAPITAL STOCK OUTSTANDING
  ($.001 PAR VALUE):
  Class A .......................................         12,255,165      5,968,019       5,776,921      6,619,224      6,597,655
  Class D .......................................            889,145         45,080         334,454         98,467        375,599

NET ASSET VALUE PER SHARE:
  CLASS A .......................................              $8.32          $7.64           $8.38          $8.51          $8.32
  CLASS D .......................................              $8.31          $7.63           $8.40          $8.50          $8.33

----------------------
See Notes to Financial Statements.




                                                                      MASSACHUSETTS     MICHIGAN         MINNESOTA       MISSOURI
                                                                         SERIES          SERIES           SERIES          SERIES
                                                                    ---------------- --------------- ---------------- -------------
ASSETS:
Investments, at value (see Portfolios of Investments):
  Long-term holdings ...........................................      $108,494,163     $143,845,276    $121,332,877     $48,792,007
  Short-term holdings ..........................................           900,000          100,000         400,000         800,000
                                                                      ------------     ------------    ------------     -----------
 ...............................................................       109,394,163      143,945,276     121,732,877      49,592,007
Cash ...........................................................            69,480           72,871          129,277          10,05
Interest receivable ............................................         1,627,916        2,500,978       1,981,575         935,202
Receivable for Capital Stock sold ..............................            14,168           30,957          14,281          27,504
Expenses prepaid to shareholder
  service agent ................................................            14,147           18,470          16,898           6,680
Receivable for securities sold .................................                --               --              --              --
Other ..........................................................             1,480            1,970           1,659             689
                                                                      ------------     ------------    ------------     -----------
TOTAL ASSETS ...................................................       111,121,354      146,570,522     123,876,567      50,572,133
                                                                      ------------     ------------    ------------     -----------
Liabilities:
Payable for Capital Stock repurchased ..........................            20,610          177,957          53,965          46,024
Dividends payable ..............................................           174,746          236,774         203,842          77,772
Payable for securities purchased                                                --               --              --              --
Accrued expenses, taxes, and other .............................           129,882          153,474         142,250          80,924
                                                                      ------------     ------------    ------------     -----------
TOTAL LIABILITIES ..............................................           325,238          568,205         400,057         204,720
                                                                      ------------     ------------    ------------     -----------
NET ASSETS .....................................................      $110,796,116     $146,002,317    $123,476,510     $50,367,413
                                                                      ============     ============    ============     ===========
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ......................................................      $     13,227     $     16,333    $     15,217     $     6,223
  Class D                                                                      178              209             263              52
Additional paid-in capital .....................................       101,176,263      132,640,548     114,171,159      46,119,176
Undistributed/accumulated net realized
  gain (loss) ..................................................           356,827        2,468,435       1,503,771         736,483
Net unrealized appreciation of investments .....................         9,249,621       10,876,792       7,786,100       3,505,479
                                                                      ------------     ------------    ------------     -----------
NET ASSETS .....................................................      $110,796,116     $146,002,317    $123,476,510     $50,367,413
                                                                      ============     ============    ============     ===========
NET ASSETS:
  Class A ......................................................      $109,327,849     $144,160,667    $121,373,756     $49,949,695
  Class D ......................................................         1,468,267        1,841,650       2,102,754         417,718

SHARES OF CAPITAL STOCK OUTSTANDING
  ($.001 PAR VALUE):
  Class A ......................................................        13,227,527       16,332,742      15,216,589       6,222,997
  Class D ......................................................           177,650          208,879         263,568          52,037

NET ASSET VALUE PER SHARE:
  CLASS A ......................................................             $8.27            $8.83           $7.98           $8.03
  CLASS D ......................................................             $8.26            $8.82           $7.98           $8.03

----------------------
See Notes to Financial Statements.









                                                                   NEW YORK           OHIO          OREGON      SOUTH CAROLINA
                                                                    SERIES           SERIES         SERIES          SERIES
                                                                --------------  --------------- -------------- ----------------
ASSETS:
Investments, at value (see Portfolios of Investments):
  Long-term holdings ......................................       $85,746,296    $151,142,790     $58,132,271    $109,110,784
  Short-term holdings .....................................                --         800,000       3,100,000         800,000
                                                                  -----------    ------------     -----------    ------------
 ..........................................................        85,746,296     151,942,790      61,232,271     109,910,784
Cash ......................................................           113,225         160,645         110,843          97,468
Interest receivable .......................................         1,406,077       2,653,997       1,032,032       1,785,326
Receivable for Capital Stock sold .........................            51,273          19,510          37,382         424,137
Expenses prepaid to shareholder
  service agent ...........................................            11,003          20,041           7,859          14,147
Receivable for securities sold ............................                --              --         171,403              --
Other .....................................................             1,155           2,067             786           1,498
                                                                  -----------    ------------     -----------    ------------
TOTAL ASSETS ..............................................        87,329,029     154,799,050      62,592,576     112,233,360
                                                                  -----------    ------------     -----------    ------------
Liabilities:
Payable for Capital Stock repurchased .....................            82,754         144,002         192,678           4,023
Dividends payable .........................................           137,336         259,015          92,028         177,701
Payable for securities purchased ..........................                --              --       1,967,373              --
Accrued expenses, taxes, and other ........................           105,356         166,540          88,971         129,615
                                                                  -----------    ------------     -----------    ------------
TOTAL LIABILITIES .........................................           325,446         569,557       2,341,050         311,339
                                                                  -----------    ------------     -----------    ------------
NET ASSETS ................................................       $87,003,583    $154,229,493     $60,251,526    $111,922,021
                                                                  ===========    ============     ===========    ============
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A .................................................       $     9,867    $     18,304     $     7,159    $     12,682
  Class D                                                                 253             131             329             668
Additional paid-in capital ................................        77,894,645     140,608,940      55,517,834     102,662,939
Undistributed/accumulated net realized
  gain (loss) .............................................         2,078,751       2,407,234         371,396         724,387
Net unrealized appreciation of investments ................         7,020,067      11,194,884       4,354,808       8,521,345
                                                                  -----------    ------------     -----------    ------------
NET ASSETS ................................................       $87,003,583    $154,229,493     $60,251,526    $111,922,021
                                                                  ===========    ============     ===========    ============
NET ASSETS:
  Class A .................................................       $84,821,960    $153,126,162     $57,601,297    $106,328,118
  Class D .................................................         2,181,623       1,103,331       2,650,229       5,593,903

SHARES OF CAPITAL STOCK OUTSTANDING
  ($.001 PAR VALUE):
  Class A .................................................         9,866,681      18,303,910       7,158,690      12,681,944
  Class D .................................................           253,558         131,260         329,620         667,830

NET ASSET VALUE PER SHARE:
  CLASS A .................................................             $8.60           $8.37           $8.05           $8.38
  CLASS D .................................................             $8.60           $8.41           $8.04           $8.38

----------------------
See Notes to Financial Statements.



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1998

                                                           NATIONAL        COLORADO        GEORGIA      LOUISIANA        MARYLAND
                                                            SERIES          SERIES          SERIES         SERIES         SERIES
                                                         ------------   -------------   -------------  -------------  -------------
INVESTMENT INCOME:
Interest ..........................................       $5,890,123     $2,702,213      $2,764,172     $3,256,299     $3,151,030
                                                          ----------     ----------      ----------     ----------     ----------
EXPENSES:
Management fees ...................................          522,358        236,819         253,187        283,699        276,179
Distribution and service fees .....................          144,067         48,288          72,377         60,185         73,397
Shareholder account services ......................          128,464         63,960          70,106         68,976         76,286
Auditing and legal fees ...........................           35,088         38,029          36,590         38,371         37,938
Registration ......................................           28,590         11,929          14,206         15,673         16,143
Shareholder reports and communications ............           14,047         10,951          13,278         13,652         15,704
Custody and related services ......................           10,266          9,828           8,947         11,739          7,135
Directors' fees and expenses ......................            5,244          4,873           4,957          4,928          4,884
Miscellaneous .....................................            5,414          3,353           3,354          3,477          3,524
                                                          ----------     ----------      ----------     ----------     ----------
TOTAL EXPENSES ....................................          893,538        428,030         477,002        500,700        511,190
                                                          ----------     ----------      ----------     ----------     ----------
NET INVESTMENT INCOME .............................        4,996,585      2,274,183       2,287,170      2,755,599      2,639,840
                                                          ----------     ----------      ----------     ----------     ----------
NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments ..................        1,375,240      1,217,468         355,347        750,930        183,975
Net change in unrealized appreciation
  of investments ..................................        2,557,155        133,704       1,483,755        904,770      1,341,557
                                                          ----------     ----------      ----------     ----------     ----------
NET GAIN ON INVESTMENTS ...........................        3,932,395      1,351,172       1,839,102      1,655,700      1,525,532
                                                          ----------     ----------      ----------     ----------     ----------
INCREASE IN NET ASSETS FROM OPERATIONS ............       $8,928,980     $3,625,355      $4,126,272     $4,411,299     $4,165,372
                                                          ==========     ==========      ==========     ==========     ==========

-----------------------------
See Notes to Financial Statements.


 MASSACHUSETTS     MICHIGAN        MINNESOTA       MISSOURI       NEW YORK           OHIO         OREGON     SOUTH CAROLINA
     SERIES         SERIES           SERIES         SERIES         SERIES           SERIES        SERIES         SERIES
-----------------------------    ------------    ------------   ------------    ------------   ------------  --------------
$ 6,041,059      $ 8,081,223      $6,978,847      $2,860,843     $4,741,309     $ 8,760,743      $3,153,675      $5,980,487
-----------      -----------      ----------      ----------     ----------     -----------      ----------      ----------

    545,891          726,553         614,405         260,574        426,872         768,368         287,757         539,515
    116,077          153,231         134,829          56,182         92,196         152,714          71,660         142,882
    133,887          183,757         170,425          71,916         98,764         192,969          76,751         137,733
     39,566           35,761          38,824          35,841         35,086          36,526          40,474          36,487
     15,581           17,776          11,713          12,948         14,886          15,797          12,974          14,238
     16,168           19,074          16,241          13,147         14,985          18,565          13,780           9,381
     11,006           11,378          13,669          10,240         11,193          10,040          12,912          14,206
      5,578            6,214           5,808           4,942          5,157           6,336           5,021           5,863
      5,755            7,210           6,539           3,406          4,640           7,653           3,617           5,584
-----------      -----------      ----------      ----------     ----------     -----------      ----------      ----------
    889,509        1,160,954       1,012,453         469,196        703,779       1,208,968         524,946         905,889
-----------      -----------      ----------      ----------     ----------     -----------      ----------      ----------
  5,151,550        6,920,269       5,966,394       2,391,647      4,037,530       7,551,775       2,628,729       5,074,598
-----------      -----------      ----------      ----------     ----------     -----------      ----------      ----------


    360,413        2,466,720       2,326,890         792,748      2,733,067       3,398,423         375,535       1,214,196

  4,686,395        2,641,464         714,989         984,919      1,350,015       1,953,712       1,637,046       2,638,545
-----------      -----------      ----------      ----------     ----------     -----------      ----------      ----------
  5,046,808        5,108,184       3,041,879       1,777,667      4,083,082       5,352,135       2,012,581       3,852,741
-----------      -----------      ----------      ----------     ----------     -----------      ----------      ----------
$10,198,358      $12,028,453      $9,008,273      $4,169,314     $8,120,612     $12,903,910      $4,641,310      $8,927,339
===========      ===========      ==========      ==========     ==========     ===========      ==========      ==========


STATEMENT OF CHANGES IN NET ASSETS


                                         NATIONAL SERIES                 COLORADO SERIES                     GEORGIA SERIES
                                 -----------------------------    -------------------------------   -------------------------------
                                    YEAR ENDED SEPTEMBER 30,          YEAR ENDED SEPTEMBER 30,          YEAR ENDED SEPTEMBER 30,
                                 -----------------------------    -------------------------------   -------------------------------
                                       1998           1997             1998             1997             1998            1997
                                 --------------  -------------    --------------    -------------   ---------------  --------------
OPERATIONS:
Net investment income ........   $   4,996,585    $   5,074,538    $   2,274,183    $   2,552,660    $   2,287,170    $   2,496,948
Net realized gain (loss)
  on investments .............       1,375,240          278,366        1,217,468       (1,295,378)         355,347          117,571
Net change in unrealized
  appreciation of
  investments ................       2,557,155        3,753,003          133,704        2,352,484        1,483,755        1,648,469
                                 -------------    -------------    -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS
  FROM OPERATIONS.............       8,928,980        9,105,907        3,625,355        3,609,766        4,126,272        4,262,988
                                 -------------    -------------    -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ...................      (4,774,389)      (4,906,738)      (2,263,810)      (2,542,330)      (2,185,497)      (2,406,265)
   Class D ...................        (222,196)        (167,800)         (10,373)         (10,330)        (101,673)         (90,683)
Net realized gain on
  investments:
   Class A ...................            --               --               --               --           (187,062)        (180,236)
   Class D ...................            --               --               --               --            (10,787)          (6,873)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Decrease in Net Assets from
   Distributions .............      (4,996,585)      (5,074,538)      (2,274,183)      (2,552,660)      (2,485,019)      (2,684,057)
                                 -------------    -------------    -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale
  of shares:
   Class A ...................       7,098,841        3,114,125        1,287,016        1,076,262        2,038,654        4,134,682
   Class D ...................         929,650          475,323          143,429           32,754          918,990        1,056,744
Net asset value of shares
  issued in payment
  of dividends:
   Class A ...................       2,620,048        2,676,250        1,265,360        1,383,913        1,422,482        1,593,994
   Class D ...................         171,356          108,599            7,311            6,306           87,282           74,720
Exchanged from
  associated Funds:
   Class A ...................       7,059,979        5,221,126        2,208,315        2,519,749          260,904          220,471
   Class D ...................      16,952,120       35,760,206           40,000           13,676           53,323           46,374
Net asset value of shares
  issued in payment of
  gain distributions:
   Class A ...................            --               --               --               --            145,261          140,329
   Class D ...................            --               --               --               --              9,588            6,295
                                 -------------    -------------    -------------    -------------    -------------    -------------
Total ........................      34,831,994       47,355,629        4,951,431        5,032,660        4,936,484        7,273,609
                                 -------------    -------------    -------------    -------------    -------------    -------------
Cost of shares repurchased:
   Class A ...................      (9,998,684)     (10,801,204)      (7,569,275)      (6,020,226)      (6,905,867)      (6,985,116)
   Class D ...................        (631,664)        (585,245)         (78,801)         (45,914)        (608,241)        (749,883)
Exchanged into
  associated Funds:
   Class A ...................      (6,101,457)      (5,287,181)      (2,730,725)      (2,526,522)        (703,073)        (984,750)
   Class D ...................     (12,491,491)     (38,546,451)         (14,735)         (29,141)        (381,284)        (201,142)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Total ........................     (29,223,296)     (55,220,081)     (10,393,536)      (8,621,803)      (8,598,465)      (8,920,891)
                                 -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM CAPITAL SHARE
  TRANSACTIONS ...............       5,608,698       (7,864,452)      (5,442,105)      (3,589,143)      (3,661,981)      (1,647,282)
                                 -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE)
  IN NET ASSETS ..............       9,541,093       (3,833,083)      (4,090,933)      (2,532,037)      (2,020,728)         (68,351)

NET ASSETS:

Beginning of year ............      99,760,270      103,593,353       50,018,092       52,550,129       53,254,014       53,322,365
                                 -------------    -------------    -------------    -------------    -------------    -------------
END OF YEAR ..................   $ 109,301,363    $  99,760,270    $  45,927,159    $  50,018,092    $  51,233,286    $  53,254,014
                                 =============    =============    =============    =============    =============    =============

-------------
See Notes to Financial Statements.

                                         LOUISIANA SERIES                 MARYLAND SERIES                 MASSACHUSETTS SERIES
                                 ------------------------------   --------------------------------   -------------------------------
                                     YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,         YEAR ENDED SEPTEMBER 30,
                                 ------------------------------  --------------------------------   -------------------------------
                                       1998            1997            1998             1997              1998           1997
                                 -------------    -------------    -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income ........   $   2,755,599    $   2,882,172    $   2,639,840    $   2,728,689    $   5,151,550    $   5,574,868
Net realized gain (loss)
  on investments .............         750,930           96,176          183,975          383,873          360,413        1,304,763
Net change in unrealized
  appreciation of
  investments ................         904,770        1,423,177        1,341,557          952,592        4,686,395        1,867,804
                                 -------------    -------------    -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS
  FROM OPERATIONS.............       4,411,299        4,401,525        4,165,372        4,065,154       10,198,358        8,747,435
                                 -------------    -------------    -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ...................      (2,732,585)      (2,865,407)      (2,539,788)      (2,647,830)      (5,099,272)      (5,516,992)
   Class D ...................         (23,014)         (16,765)        (100,052)         (80,859)         (52,278)         (57,876)
Net realized gain on
  investments:
   Class A ...................         (95,055)        (753,044)        (307,098)        (281,130)      (1,288,484)      (1,068,791)
   Class D ...................            (862)          (5,217)         (11,949)         (11,087)         (14,760)         (14,031)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Decrease in Net Assets from
   Distributions .............      (2,851,516)      (3,640,433)      (2,958,887)      (3,020,906)      (6,454,794)      (6,657,690)
                                 -------------    -------------    -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale
  of shares:
   Class A ...................       1,593,079        1,489,134        3,716,423        1,434,072        2,426,260        2,431,716
   Class D ...................         275,183          135,107        1,423,657          510,347          392,038          288,117
Net asset value of shares
  issued in payment
  of dividends:
   Class A ...................       1,366,881        1,461,539        1,496,930        1,543,240        3,066,637        3,307,753
   Class D ...................          16,878            9,122           78,222           69,209           22,770           31,220
Exchanged from
  associated Funds:
   Class A ...................          29,131           21,008          294,333          613,677       10,859,223       11,842,999
   Class D ...................          45,621             --             16,794             --            116,384            8,924
Net asset value of shares
  issued in payment of
  gain distributions:
   Class A ...................          64,975          518,498          225,691          205,081          951,011          774,630
   Class D ...................             692            3,466           10,991           10,110            7,293            9,688
                                 -------------    -------------    -------------    -------------    -------------    -------------
Total ........................       7,273,609        3,392,440        3,637,874        7,263,041        4,385,736       17,841,616
                                 -------------    -------------    -------------    -------------    -------------    -------------
Cost of shares repurchased:
   Class A ...................      (4,220,025)      (5,240,608)      (4,254,611)      (5,400,781)      (9,987,117)     (11,114,300)
   Class D ...................         (28,622)         (34,626)        (521,910)        (509,633)        (361,116)        (510,040)
Exchanged into
  associated Funds:
   Class A ...................        (266,535)         (69,802)        (282,486)        (896,334)     (11,696,486)      (9,172,465)
   Class D ...................            --               --             (3,461)         (99,960)            --             (8,905)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Total ........................      (4,515,182)      (5,345,036)      (5,062,468)      (6,906,708)     (22,044,719)     (20,805,710)
                                 -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM CAPITAL SHARE
  TRANSACTIONS ...............      (1,122,742)      (1,707,162)       2,200,573       (2,520,972)      (4,203,103)      (2,110,663)
                                 -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE)
  IN NET ASSETS ..............         437,041         (946,070)       3,407,058       (1,476,724)        (459,539)         (20,918)

NET ASSETS:

Beginning of year ............      56,707,611       57,653,681       54,611,555       56,088,279      111,255,655      111,276,573
                                 -------------    -------------    -------------    -------------    -------------    -------------
END OF YEAR ..................   $  57,144,652    $  56,707,611    $  58,018,613    $  54,611,555    $ 110,796,116    $ 111,255,655
                                 =============    =============    =============    =============    =============    =============

-------------
See Notes to Financial Statements.

                                          MICHIGAN SERIES
                                 ------------------------------
                                    YEAR ENDED SEPTEMBER 30,
                                 -----------------------------
                                     1998              1997
                                 -------------    -------------
OPERATIONS:
Net investment income ........   $   6,920,269    $   7,494,605
Net realized gain (loss)
  on investments .............       2,466,720        1,259,022
Net change in unrealized
  appreciation of
  investments ................       2,641,464        2,653,074
                                 -------------    -------------
INCREASE IN NET ASSETS
  FROM OPERATIONS.............      12,028,453       11,406,701
                                 -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ...................      (6,853,272)      (7,427,374)
   Class D ...................         (66,997)         (67,231)
Net realized gain on
  investments:
   Class A ...................      (1,235,329)      (1,581,301)
   Class D ...................         (15,651)         (17,780)
                                 -------------    -------------
Decrease in Net Assets from
   Distributions .............      (8,171,249)      (9,093,686)
                                 -------------    -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale
  of shares:
   Class A ...................       4,780,685        5,064,050
   Class D ...................         325,385          706,948
Net asset value of shares
  issued in payment
  of dividends:
   Class A ...................       4,190,240        4,475,470
   Class D ...................          50,303           47,279
Exchanged from
  associated Funds:
   Class A ...................       2,928,969        9,115,725
   Class D ...................         106,164          258,662
Net asset value of shares
  issued in payment of
  gain distributions:
   Class A ...................         911,174        1,180,119
   Class D ...................          14,084           13,960
                                 -------------    -------------
Total ........................      13,307,004       13,307,004
                                 -------------    -------------
Cost of shares repurchased:
   Class A ...................     (12,531,450)     (15,967,293)
   Class D ...................        (479,641)        (552,079)
Exchanged into
  associated Funds:
   Class A ...................      (3,299,610)     (10,959,291)
   Class D ...................         (66,539)        (145,528)
                                 -------------    -------------
Total ........................     (16,377,240)     (27,624,191)
                                 -------------    -------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM CAPITAL SHARE
  TRANSACTIONS ...............      (3,070,236)      (6,761,978)
                                 -------------    -------------
INCREASE (DECREASE)
  IN NET ASSETS ..............         786,968       (4,448,963)

NET ASSETS:

Beginning of year ............     145,215,349      149,664,312
                                 -------------    -------------
END OF YEAR ..................    $146,002,317    $ 145,215,349
                                 =============    =============

-------------
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                 MINNESOTA SERIES               MISSOURI SERIES               NEW YORK SERIES
                                          -----------------------------  ----------------------------  -----------------------------
                                             YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,
                                          -----------------------------  ----------------------------  -----------------------------
                                                1998          1997            1998          1997            1998         1997
                                          --------------- -------------  -------------- -------------  -------------- --------------
OPERATIONS:
Net investment income .................       $ 5,966,394   $ 6,538,641     $ 2,391,647  $ 2,583,310     $ 4,037,530  $ 4,228,630
Net realized gain on investments ......         2,326,890       757,947         792,748      389,565       2,733,067      200,181
Net change in unrealized
  appreciation of investments .........           714,989       978,768         984,919      900,350       1,350,015    3,171,620
                                             ------------  ------------     -----------  -----------     -----------  -----------
INCREASE IN NET ASSETS
  FROM OPERATIONS .....................         9,008,273     8,275,356       4,169,314    3,873,225       8,120,612    7,600,431
                                             ------------  ------------     -----------  -----------     -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ............................        (5,891,605)   (6,456,679)     (2,377,089)  (2,563,601)     (3,969,021)  (4,176,066)
   Class D ............................           (74,789)      (81,962)        (14,558)     (19,709)        (68,509)     (52,564)
Net realized gain on investments:
   Class A ............................          (139,563)           --        (437,159)    (542,355)       (837,486)    (213,515)
   Class D ............................            (2,075)           --          (3,680)      (5,999)        (15,723)      (3,062)
                                             ------------  ------------     -----------  -----------     -----------  -----------

DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS ......................        (6,108,032)   (6,538,641)     (2,832,486)  (3,131,664)     (4,890,739)  (4,445,207)
                                             ------------  ------------     -----------  -----------     -----------  -----------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ............................         3,759,777     5,444,733       1,518,510    5,524,679       3,404,935    3,917,958
   Class D ............................           583,305       135,740          79,605       39,028         541,566      431,628
Net asset value of shares issued in
  payment of dividends:
   Class A ............................         3,934,003     4,394,871       1,135,261    1,240,533       2,342,732    2,427,328
   Class D ............................            42,082        55,878          12,480       15,171          49,242       36,517
Exchanged from associated Funds:
   Class A ............................           373,852       356,606         223,404      243,591       3,247,626    4,314,919
   Class D ............................           132,637        90,000              --          100         109,289       12,295
Net asset value of shares issued in
  payment of gain distributions:
   Class A ............................           112,803            --         281,752      354,701         666,270      166,872
   Class D ............................             1,581            --           2,904        5,296          12,694        2,545
                                             ------------  ------------     -----------  -----------     -----------  -----------
Total .................................         8,940,040    10,477,828       3,253,916    7,423,099      10,374,354   11,310,062
                                             ------------  ------------     -----------  -----------     -----------  -----------
Cost of shares repurchased:
   Class A ............................       (10,246,157)  (14,412,829)     (6,778,544)  (4,255,392)     (8,149,245)  (9,574,807)
   Class D ............................          (199,128)     (503,408)       (162,241)    (114,612)       (152,914)     (68,104)
Exchanged into associated Funds:
   Class A ............................        (1,084,969)   (1,994,727)       (522,272)  (1,021,172)     (3,375,173)  (3,551,797)
   Class D ............................          (306,816)      (39,298)             --      (40,189)        (22,942)     (42,506)
                                             ------------  ------------     -----------  -----------     -----------  -----------
Total .................................       (11,837,070)  (16,950,262)     (7,463,057)  (5,431,365)    (11,700,274) (13,237,214)
                                             ------------  ------------     -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS .....        (2,897,030)   (6,472,434)     (4,209,141)   1,991,734      (1,325,920)  (1,927,152)
                                             ------------  ------------     -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS                   3,211    (4,735,719)     (2,872,313)   2,733,295       1,903,953    1,228,072
NET ASSETS:
Beginning of year .....................       123,473,299   128,209,018      53,239,726   50,506,431      85,099,630   83,871,558
                                             ------------  ------------     -----------  -----------     -----------  -----------
END OF YEAR ...........................      $123,476,510  $123,473,299     $50,367,413  $53,239,726     $87,003,583  $85,099,630
                                            =============  ============     ===========  ===========     ===========  ===========
------------------
See Notes to Financial Statements.

                                                  OHIO SERIES                  OREGON SERIES              SOUTH CAROLINA SERIES
                                         -----------------------------  ---------------------------- ------------------------------
                                           YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,       YEAR ENDED SEPTEMBER 30,
                                         -----------------------------  ---------------------------- ------------------------------
                                              1998          1997            1998         1997              1998         1997
                                          ----------------------------  ----------------------------   ----------------------------
OPERATIONS:
Net investment income .................    $ 7,551,775   $ 8,161,050     $ 2,628,729   $ 2,771,624      $ 5,074,598   $ 5,370,795
Net realized gain on investments ......      3,398,423     1,052,154         375,535       747,838        1,214,196       452,558
Net change in unrealized
  appreciation of investments .........      1,953,712     2,121,935       1,637,046     1,208,172        2,638,545     2,381,666
                                          ------------  ------------     -----------   -----------     ------------  ------------
INCREASE IN NET ASSETS
  FROM OPERATIONS .....................     12,903,910    11,335,139       4,641,310     4,727,634        8,927,339     8,205,019
                                          ------------  ------------     -----------   -----------     ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ............................     (7,504,421)   (8,118,451)     (2,555,801)   (2,712,769)      (4,905,709)   (5,239,991)
   Class D ............................        (47,354)      (42,599)        (72,928)      (58,855)        (168,889)     (130,804)
Net realized gain on investments:
   Class A ............................     (2,017,799)   (1,382,343)       (700,268)     (304,704)        (905,320)   (1,667,625)
   Class D ............................        (15,589)       (8,277)        (21,792)       (8,165)         (34,538)      (42,381)
                                          ------------  ------------     -----------   -----------     ------------  ------------

DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS ......................     (9,585,163)   (9,551,670)     (3,350,789)   (3,084,493)      (6,014,456)   (7,080,801)
                                          ------------  ------------     -----------   -----------     ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ............................      3,716,543     3,568,969       4,579,085     2,019,494       10,736,862     4,596,375
   Class D ............................        208,265       352,330         912,518       513,511        2,250,161     1,258,114
Net asset value of shares issued in
  payment of dividends:
   Class A ............................      4,618,664     5,063,815       1,588,261     1,713,320        2,804,800     3,057,472
   Class D ............................         40,700        38,045          56,847        43,464          133,057       111,193
Exchanged from associated Funds:
   Class A ............................        404,291       858,387         120,904        59,994          452,032       385,497
   Class D ............................         70,396        15,368          47,138       105,958           52,119        29,567
Net asset value of shares issued in
  payment of gain distributions:
   Class A ............................      1,532,501     1,060,708         536,993       232,602          698,627     1,298,064
   Class D ............................         13,962         7,582          18,047         6,239           31,538        40,550
                                          ------------  ------------     -----------   -----------     ------------  ------------
Total .................................     10,605,322    10,965,204       7,859,793     4,694,582       17,159,196    10,776,832
                                          ------------  ------------     -----------   -----------     ------------  ------------
Cost of shares repurchased:
   Class A ............................    (13,102,427)  (18,663,417)     (5,263,365)   (6,926,397)     (10,837,647)  (16,191,089)
   Class D ............................       (395,804)     (216,985)       (103,120)     (525,899)        (605,605)     (432,224)
Exchanged into associated Funds:
   Class A ............................     (1,758,230)   (1,482,349)       (437,002)     (801,759)      (1,330,837)   (1,366,846)
   Class D ............................        (17,309)      (60,245)        (12,598)      (51,638)         (57,130)     (106,657)
                                          ------------  ------------     -----------   -----------     ------------  ------------
Total .................................    (15,273,770)  (20,422,996)     (5,816,085)   (8,305,693)     (12,831,219)  (18,096,816)
                                          ------------  ------------     -----------   -----------     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS .....     (4,668,448)   (9,457,792)      2,043,708    (3,611,111)       4,327,977    (7,319,984)
                                          ------------  ------------     -----------   -----------     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS           (1,349,701)   (7,674,323)      3,334,229    (1,967,970)       7,240,860    (6,195,766)
NET ASSETS:
Beginning of year .....................    155,579,194   163,253,517      56,917,297    58,885,267      104,681,161   110,876,927
                                          ------------  ------------     -----------   -----------     ------------  ------------
END OF YEAR ...........................   $154,229,493  $155,579,194     $60,251,526   $56,917,297     $111,922,021  $104,681,161
                                          ============  ============     ===========   ===========     ============  ============
------------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. MULTIPLE CLASSES OF SHARES -- Seligman Municipal Fund Series, Inc. (the "Fund") consists of 13 separate series: the "National Series," the "Colorado Series," the "Georgia Series," the "Louisiana Series," the "Maryland Series," the "Massachusetts Series," the "Michigan Series," the "Minnesota Series," the "Missouri Series," the "New York Series," the "Ohio Series," the "Oregon Series," and the "South Carolina Series." Each Series of the Fund offers two classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC of 1% imposed on redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

A. SECURITY VALUATION -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

B. FEDERAL TAXES -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

D. MULTIPLE CLASS ALLOCATIONS -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 1998, distribution and service fees were the only class-specific expenses.

E. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1998, were as follows:

   SERIES                  PURCHASES                 SALES
--------------           -------------          --------------
National                  $23,762,460            $18,323,615
Colorado                   13,277,678             18,619,022
Georgia                     1,442,325              5,205,437
Louisiana                   8,789,265             10,259,954
Maryland                    4,075,165              4,145,015
Massachusetts              14,246,324             18,932,828
Michigan                   33,205,383             36,554,371
Minnesota                  25,897,686             27,603,543
Missouri                   10,775,390             14,822,167
New York                   33,532,285             34,942,327
Ohio                       37,247,043             44,155,347
Oregon                      7,559,695              7,064,965
South Carolina             20,757,120             17,566,580

NOTES TO FINANCIAL STATEMENTS



     At September 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation of portfolio securities was as follows:

                             TOTAL
                          UNREALIZED
   SERIES                APPRECIATION
-------------           ---------------
National                  $ 7,751,103
Colorado                    3,260,829
Georgia                     4,600,097
Louisiana                   4,268,968
Maryland                    4,423,049
Massachusetts               9,249,621
Michigan                   10,876,792
Minnesota                   7,786,100
Missouri                    3,505,479
New York                    7,020,067
Ohio                       11,194,884
Oregon                      4,354,808
South Carolina              8,521,345

4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series' average daily net assets.

    Seligman Advisors, Inc. (the "Distributor") (formerly Seligman Financial Services, Inc.), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A shares:

                          DISTRIBUTOR               DEALER
   SERIES                 CONCESSIONS             COMMISSIONS
--------------          --------------          --------------
National                    $10,617               $ 75,401
Colorado                      5,093                 38,359
Georgia                       6,978                 52,316
Louisiana                     6,743                 50,723
Maryland                     10,969                 80,864
Massachusetts                 9,068                 65,913
Michigan                     21,176                155,700
Minnesota                    16,223                116,958
Missouri                      7,654                 52,971
New York                      7,561                 58,094
Ohio                         17,244                124,965
Oregon                       15,346                121,619
South Carolina               23,670                171,364

    The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. For the year ended September 30, 1998, the Distributor charged such fees to the Fund pursuant to the Plan as follows:

                          TOTAL FEES             % OF AVERAGE
   SERIES                    PAID                 NET ASSETS
--------------           -------------          ---------------
National                     $ 87,412                .09%
Colorado                       45,621                .10
Georgia                        44,562                .09
Louisiana                      54,359                .10
Maryland                       47,718                .09
Massachusetts                 102,371                .09
Michigan                      135,906                .09
Minnesota                     115,933                .09
Missouri                       52,242                .10
New York                       74,294                .09
Ohio                          140,954                .09
Oregon                         51,836                .09
South Carolina                 98,768                .09

    Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 1998, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class D shares were as follows:

   SERIES                            SERIES
--------------                    -------------
National            $56,655       Minnesota            $18,896
Colorado              2,667       Missouri               3,940
Georgia              27,815       New York              17,902
Louisiana             5,826       Ohio                  11,760
Maryland             25,679       Oregon                19,824
Massachusetts        13,706       South Carolina        44,114
Michigan             17,325

NOTES TO FINANCIAL STATEMENTS

The Distributor is entitled to retain any CDSC imposed on redemptions of Class D shares occurring within one year after purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the year ended September 30, 1998, such charges were as follows:

   SERIES                            SERIES
-------------                     -------------
National            $ 3,560       Minnesota               $ 47
Colorado                219       Missouri                  35
Georgia              26,175       New York               1,310
Maryland                445       Ohio                   1,259
Massachusetts           267       Oregon                    40
Michigan                397       South Carolina         2,648

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1998, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

                                              DISTRIBUTION AND
   SERIES                 COMMISSIONS           SERVICE FEES
--------------          ---------------      -------------------
National                     $ 192                 $7,528
Colorado                     2,216                  2,599
Georgia                      1,654                    918
Louisiana                      117                  1,112
Maryland                       366                  1,572
Massachusetts                  718                  2,105
Michigan                       219                  2,822
Minnesota                    1,344                  2,335
Missouri                       405                  3,410
New York                     3,453                 13,359
Ohio                         4,159                  3,900
Oregon                          45                  1,682
South Carolina              19,615                  4,498

    Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

   SERIES                            SERIES
-------------                     ------------
National           $128,464       Minnesota           $170,425
Colorado             63,960       Missouri              71,916
Georgia              70,106       New York              98,764
Louisiana            68,976       Ohio                 192,969
Maryland             76,286       Oregon                76,751
Massachusetts       133,887       South Carolina       137,733
Michigan            183,757

    Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balances thereof at September 30, 1998, are included in other liabilities as follows:

  SERIES                             SERIES
------------                      -------------
National            $16,068       Minnesota            $13,782
Colorado             10,193       Missouri              10,201
Georgia               9,587       New York              13,693
Louisiana            11,049       Ohio                  13,851
Maryland             11,045       Oregon                10,045
Massachusetts        13,748       South Carolina         9,707
Michigan             13,378

5. COMMITTED LINE OF CREDIT -- Effective July 1, 1998, the Fund entered into a joint $800 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. Each Series' borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50% on an overnight basis. Each Series incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the Fund has not borrowed from the credit facility.

6. LOSS CARRYFORWARD -- In accordance with current federal income tax law, each of the Series' net realized capital gains and losses are considered separately for purposes of determining taxable capital gains on an annual basis. At September 30, 1998, the net loss carryforwards for the National and Colorado Series amounted to $1,559,215 and $115,843, respectively, which are available for offset against future taxable net gains, expiring in various amounts through 2005. Accordingly, no capital gain distributions are expected to be paid to shareholders of the National and Colorado Series until net capital gains have been realized in excess of the available capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS

7. CAPITAL STOCK TRANSACTIONS -- The Fund has 1,300,000,000 shares of Capital Stock authorized. At September 30, 1998, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

                                     NATIONAL SERIES          COLORADO SERIES          GEORGIA SERIES          LOUISIANA SERIES
                                ------------------------ ------------------------ ------------------------ -------------------------
                                       YEAR ENDED               YEAR ENDED               YEAR ENDED               YEAR ENDED
                                      SEPTEMBER 30,            SEPTEMBER 30,            SEPTEMBER 30,            SEPTEMBER 30,
                                ------------------------ ------------------------ ------------------------ -------------------------
                                    1998        1997         1998        1997         1998        1997         1998        1997
                                ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------
Sales of shares:
  Class A .....................     873,287     401,292      171,756     146,785      248,416     513,632      191,119    181,700
  Class D .....................     114,176      61,208       19,107       4,493      111,889     133,099       32,909     16,439
Shares issued in payment
  of dividends:
  Class A .....................     321,523     343,369      168,624     188,633      173,232     200,681      163,549    179,244
  Class D .....................      21,003      13,912          974         860       10,608       9,380        2,019      1,120
Exchanged from associated Funds:
  Class A .....................     865,763     672,956      294,638     345,869       31,751      28,040        3,509      2,599
  Class D .....................   2,093,008   4,606,174        5,319       1,897        6,394       5,782        5,444         --
Shares issued in payment of
  gain distributions:
  Class A .....................          --          --           --          --       17,956      17,674        7,857     63,776
  Class D .....................          --          --           --          --        1,182         792           84        426
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Total .........................   4,288,760   6,098,911      660,418     688,537      601,428     909,080      406,490    445,304
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Shares repurchased:
  Class A .....................  (1,226,722) (1,389,619)  (1,009,933)   (821,576)    (844,100)   (881,743)    (505,091)  (642,677)
  Class D .....................     (77,574)    (75,516)     (10,459)     (6,235)     (73,925)    (94,407)      (3,426)    (4,237)
Exchanged into associated Funds:
  Class A .....................    (747,805)   (679,856)    (363,810)   (345,924)     (86,018)   (123,961)     (31,881)    (8,595)
  Class D .....................  (1,545,820) (4,948,529)      (1,959)     (4,012)     (46,291)    (25,271)          --         --
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Total .........................  (3,597,921) (7,093,520)  (1,386,161) (1,177,747)  (1,050,334) (1,125,382)    (540,398)  (655,509)
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Increase (decrease) in shares .     690,839    (994,609)    (725,743)   (489,210)    (448,906)   (216,302)    (133,908)  (210,205)
                                  =========   =========    =========    ========    =========   =========     ========  =========


                                     MARYLAND SERIES       MASSACHUSETTS SERIES        MICHIGAN SERIES         MINNESOTA SERIES
                                ------------------------ ------------------------ ------------------------ -------------------------
                                       YEAR ENDED               YEAR ENDED               YEAR ENDED               YEAR ENDED
                                      SEPTEMBER 30,            SEPTEMBER 30,            SEPTEMBER 30,            SEPTEMBER 30,
                                ------------------------ ------------------------ ------------------------ -------------------------
                                    1998        1997         1998        1997         1998        1997         1998        1997
                                ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------
Sales of shares:
  Class A .....................     452,967     178,081      301,803     308,839      552,545     596,810      480,210    706,910
  Class D .....................     173,585      63,517       48,564      36,578       37,739      83,579       74,514     17,609
Shares issued in payment
  of dividends:
  Class A .....................     182,716     192,610      381,287     420,799      484,322     529,332      502,233    569,754
  Class D .....................       9,536       8,633        2,830       3,981        5,822       5,592        5,371      7,244
Exchanged from associated Funds:
  Class A .....................      35,858      77,084    1,354,117   1,523,024      339,541   1,080,365       47,797     46,568
  Class D .....................       2,043          --       14,321       1,134       12,157      30,637       16,965     11,509
Shares issued in payment of
  gain distributions:
  Class A .....................      27,829      25,571      120,229      98,428      106,820     139,825       14,480         --
  Class D .....................       1,354       1,259          923       1,232        1,653       1,654          203         --
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Total .........................     885,888     546,755    2,224,074   2,394,015    1,540,599   2,467,794    1,141,773  1,359,594
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Shares repurchased:
  Class A .....................    (519,240)   (674,114)  (1,241,182) (1,413,634)  (1,447,886) (1,886,059)  (1,308,615)(1,868,498)
  Class D .....................     (63,527)    (63,960)     (44,816)    (65,121)     (55,636)    (65,355)     (25,476)   (65,288)
Exchanged into associated Funds:
  Class A .....................     (34,518)   (112,466)  (1,454,254) (1,175,580)    (382,652) (1,297,651)    (138,742)  (258,689)
  Class D .....................        (423)    (12,507)          --      (1,133)      (7,657)    (17,125)     (38,924)    (5,099)
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Total .........................    (617,708)   (863,047)  (2,740,252) (2,655,468)  (1,893,831) (3,266,190)  (1,511,757)(2,197,574)
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Increase (decrease) in shares .     268,180     (316,292)   (516,178)   (261,453)    (353,232)   (798,396)    (369,984)  (837,980)
                                  =========   =========    =========    ========    =========   =========     ========  =========


NOTES TO FINANCIAL STATEMENTS

                                     MISSOURI SERIES         NEW YORK SERIES            OHIO SERIES              OREGON SERIES
                                ----------------------- ------------------------- ------------------------ ------------------------
                                       YEAR ENDED               YEAR ENDED               YEAR ENDED               YEAR ENDED
                                      SEPTEMBER 30,            SEPTEMBER 30,            SEPTEMBER 30,            SEPTEMBER 30,
                                ----------------------- ------------------------- ------------------------ -------------------------
                                    1998        1997         1998        1997         1998        1997         1998        1997
                                ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------
Sales of shares:
  Class A ......................    192,882     722,053      409,090     486,564      453,643     441,039      578,820    262,547
  Class D ......................     10,178       5,024       64,754      52,683       25,288      43,216      115,620     66,778
Shares issued in payment
  of dividends:
  Class A ......................    144,574     161,292      280,689     300,867      563,375     626,911      201,391    222,418
  Class D ......................      1,589       1,973        5,891       4,524        4,941       4,687        7,211      5,646
Exchanged from associated Funds:
  Class A ......................     28,380      31,545      389,085     540,465       49,472     106,616       15,314      7,803
  Class D ......................         --          13       12,843       1,501        8,543       1,906        5,944     13,881
Shares issued in payment of
  gain distributions:
  Class A ......................     36,308      46,125       81,252      20,729      189,198     131,276       69,111     30,287
  Class D ......................        374         688        1,546         316        1,715         934        2,326        813
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Total ..........................    414,285     968,713    1,245,150   1,407,649    1,296,175   1,356,585      995,737    610,173
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Shares repurchased:
  Class A ......................   (861,837)   (553,544)    (974,859) (1,191,908)  (1,599,143) (2,310,439)    (666,927)  (900,692)
  Class D ......................    (20,769)    (15,067)     (18,301)     (8,476)     (48,136)    (26,589)     (13,128)   (68,686)
Exchanged into associated Funds:
  Class A ......................    (66,519)   (131,979)    (404,227)   (442,854)    (214,380)   (184,026)     (55,368)  (104,744)
  Class D ......................         --      (5,250)      (2,738)     (5,338)      (2,092)     (7,441)      (1,600)    (6,685)
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Total ..........................   (949,125)   (705,840)  (1,400,125) (1,648,576)  (1,863,751) (2,528,495)    (737,023)(1,080,807)
                                  ---------   ---------    ---------    --------    ---------   ---------     --------  ---------
Increase (decrease) in shares ..   (534,840)    262,873     (154,975)   (240,927)    (567,576) (1,171,910)     258,714   (470,634)
                                  =========   =========    =========   =========    =========   =========     ========  =========


                                     SOUTH CAROLINA
                                -------------------------
                                       YEAR ENDED
                                      SEPTEMBER 30,
                                -------------------------
                                    1998        1997
                                ------------ -----------
Sales of shares:
  Class A ......................  1,307,029     572,615
  Class D ......................    273,163     156,977
Shares issued in payment
  of dividends:
  Class A ......................    341,280     380,701
  Class D ......................     16,202      13,850
Exchanged from associated Funds:
  Class A ......................     54,738      47,863
  Class D ......................      6,370       3,643
Shares issued in payment of
  gain distributions:
  Class A ......................     86,250     161,652
  Class D ......................      3,898       5,056
                                  ---------   ---------
Total ..........................  2,088,930   1,342,357
                                  ---------   ---------
Shares repurchased:
  Class A ...................... (1,319,559) (2,018,325)
  Class D ......................    (73,888)    (53,697)
Exchanged into associated Funds:
  Class A ......................   (162,725)   (170,000)
  Class D ......................     (6,993)    (13,276)
                                  ---------   ---------
Total .......................... (1,563,165) (2,255,298)
                                  ---------   ---------
Increase (decrease) in shares ..    525,765    (912,941)
                                  =========   =========

FINANCIAL HIGHLIGHTS

   The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of each Class, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

   "Total return based on net asset value" measures each Class's performance assuming that investors purchased shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. Total returns for periods of less than one year are not annualized.

NATIONAL SERIES

                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............................      $8.01      $7.70       $7.58       $7.18      $8.72
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.39       0.39        0.40        0.40       0.41
Net realized and unrealized
  investment gain (loss) .........................................       0.31       0.31        0.12        0.40      (1.04)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM
  INVESTMENT OPERATIONS ..........................................       0.70       0.70        0.52        0.80      (0.63)
Dividends paid or declared .......................................      (0.39)     (0.39)      (0.40)      (0.40)     (0.41)
Distributions from net gain realized .............................         --         --          --          --      (0.50)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.31       0.31        0.12        0.40      (1.54)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR .....................................      $8.32      $8.01       $7.70       $7.58      $7.18
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       9.00%      9.40%       6.97%      11.48%     (7.83)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       0.80%      0.84%       0.80%       0.86%      0.85%
Net investment income to average net assets ......................       4.82%      5.05%       5.19%       5.46%      5.30%
Portfolio turnover ...............................................      18.00%     20.63%      33.99%      24.91%     24.86%
NET ASSETS, END OF YEAR
(000s omitted) ...................................................    $101,909    $97,481     $98,767    $104,184   $111,374



                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     ------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............................      $8.02      $7.70       $7.57       $7.18      $8.20
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.32       0.32        0.33        0.32       0.22
Net realized and unrealized
  investment gain (loss) .........................................       0.29       0.32        0.13        0.39      (1.02)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM
  INVESTMENT OPERATIONS ..........................................       0.61       0.64        0.46        0.71      (0.80)
Dividends paid or declared .......................................      (0.32)     (0.32)      (0.33)      (0.32)     (0.22)
Distributions from net gain realized .............................         --         --          --          --         --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.29       0.32        0.13        0.39      (1.02)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD ...................................      $8.31      $8.02       $7.70       $7.57      $7.18
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       7.76%      8.56%       6.13%      10.17%     (9.96)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       1.71%      1.75%       1.67%       1.95%      1.76%+
Net investment income to average net assets ......................       3.91%      4.15%       4.27%       4.40%      4.37%+
Portfolio turnover ...............................................      18.00%     20.63%      33.99%      24.91%     24.86%++
NET ASSETS, END OF PERIOD
(000s omitted) ...................................................      $7,392     $2,279      $4,826      $1,215        $446

---------------------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS



COLORADO SERIES
                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............................      $7.42      $7.27       $7.30       $7.09      $7.76
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.36       0.37        0.37        0.38       0.37
Net realized and unrealized
  investment gain (loss) .........................................       0.22       0.15       (0.03)       0.21      (0.59)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.58       0.52        0.34        0.59      (0.22)
Dividends paid or declared .......................................      (0.36)     (0.37)      (0.37)      (0.38)     (0.37)
Distributions from net gain realized .............................         --         --          --          --      (0.08)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.22       0.15       (0.03)       0.21      (0.67)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR .....................................      $7.64      $7.42       $7.27       $7.30      $7.09
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       8.03%      7.30%       4.76%       8.56%     (2.92)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       0.90%      0.90%       0.85%       0.93%      0.86%
Net investment income to average net assets ......................       4.80%      5.01%       5.07%       5.31%      5.06%
Portfolio turnover ...............................................      28.66%      3.99%      12.39%      14.70%     10.07%
NET ASSETS, END OF YEAR
(000s omitted) ...................................................     $45,583    $49,780     $52,295     $54,858     $58,197



                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............................      $7.42      $7.27       $7.29       $7.09      $7.72
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.29       0.30        0.31        0.30       0.20
Net realized and unrealized
  investment gain (loss) .........................................       0.21       0.15       (0.02)       0.20      (0.63)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.50       0.45        0.29        0.50      (0.43)
Dividends paid or declared .......................................      (0.29)     (0.30)      (0.31)      (0.30)     (0.20)
Distributions from net gain realized .............................         --         --          --          --         --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.21       0.15       (0.02)       0.20      (0.63)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD ...................................      $7.63      $7.42       $7.27       $7.29      $7.09
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       6.90%      6.34%       3.95%       7.26%     (5.73)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       1.80%      1.81%       1.75%       2.02%      1.78%+
Net investment income to average net assets ......................       3.90%      4.10%       4.17%       4.23%      4.05%+
Portfolio turnover ...............................................      28.66%      3.99%      12.39%      14.70%     10.07%++
NET ASSETS, END OF PERIOD
(000s omitted) ...................................................        $344       $238        $255        $193        $96

------------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS


GEORGIA SERIES

                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............................      $8.12      $7.87       $7.81       $7.48      $8.43
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.38       0.38        0.39        0.39       0.41
Net realized and unrealized investment
  gain (loss) ....................................................       0.29       0.28        0.11        0.43      (0.86)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.67       0.66        0.50        0.82      (0.45)
Dividends paid or declared .......................................      (0.38)     (0.38)      (0.39)      (0.39)     (0.41)
Distributions from net gain realized .............................      (0.03)     (0.03)      (0.05)      (0.10)     (0.09)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.26       0.25        0.06        0.33      (0.95)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR .....................................      $8.38      $8.12       $7.87       $7.81      $7.48
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       8.44%      8.65%       6.56%      11.66%     (5.52)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       0.89%      0.89%       0.83%       0.91%      0.73%
Net investment income to average net assets ......................       4.57%      4.82%       4.94%       5.26%      5.21%
Portfolio turnover ...............................................       2.92%     12.28%      16.24%       3.36%     19.34%
NET ASSETS, END OF YEAR
(000s omitted) ...................................................     $48,424    $50,614     $50,995     $57,678    $61,466
Without management fee waiver:*
  Net investment income per share ................................                                          $0.39      $0.40
  Ratios:
  Expenses to average net assets .................................                                          0.96%      0.93%
  Net investment income to average net assets ....................                                          5.21%      5.01%



                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............................      $8.13      $7.88       $7.82       $7.49      $8.33
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.30       0.31        0.32        0.32       0.22
Net realized and unrealized
  investment gain (loss) .........................................       0.30       0.28        0.11        0.43      (0.84)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.60       0.59        0.43        0.75      (0.62)
Dividends paid or declared .......................................      (0.30)     (0.31)      (0.32)      (0.32)     (0.22)
Distributions from net gain realized .............................      (0.03)     (0.03)      (0.05)      (0.10)        --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.27       0.25        0.06        0.33      (0.84)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD ...................................      $8.40      $8.13       $7.88       $7.82      $7.49
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       7.59%      7.67%       5.60%      10.58%     (7.57)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       1.80%      1.79%       1.73%       1.90%      1.76%+
Net investment income to average net assets ......................       3.66%      3.92%       4.03%       4.28%      4.28%+
Portfolio turnover ...............................................       2.92%     12.28%      16.24%       3.36%     19.34%++
NET ASSETS, END OF PERIOD
(000s omitted) ...................................................      $2,809     $2,640      $2,327      $2,079       $849
Without management fee waiver:*
  Net investment income per share ................................                                          $0.31      $0.21
  Ratios:
  Expenses to average net assets .................................                                          1.95%      1.90%+
  Net investment income to average net assets ....................                                          4.23%      4.15%+

----------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS


LOUISIANA SERIES

                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............................      $8.28      $8.16       $8.14       $7.94      $8.79
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.41       0.41        0.42        0.43       0.44
Net realized and unrealized
  investment gain (loss) .........................................       0.24       0.23        0.08        0.34      (0.77)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.65       0.64        0.50        0.77      (0.33)
Dividends paid or declared .......................................      (0.41)     (0.41)      (0.42)      (0.43)     (0.44)
Distributions from net gain realized .............................      (0.01)     (0.11)      (0.06)      (0.14)     (0.08)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.23       0.12        0.02        0.20      (0.85)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR .....................................      $8.51      $8.28       $8.16       $8.14      $7.94
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       8.08%      8.17%       6.32%      10.30%     (3.83)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       0.88%      0.86%       0.82%       0.89%      0.87%
Net investment income to average net assets ......................       4.86%      5.08%       5.15%       5.44%      5.31%
Portfolio turnover ...............................................      15.72%     16.08%      10.08%       4.82%     17.16%
NET ASSETS, END OF YEAR
(000s omitted) ...................................................     $56,308    $56,199     $57,264     $61,988    $61,441



                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............................      $8.27      $8.16       $8.14       $7.94      $8.73
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.33       0.34        0.35        0.35       0.24
Net realized and unrealized
  investment gain (loss) .........................................       0.24       0.22        0.08        0.34      (0.79)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.57       0.56        0.43        0.69      (0.55)
Dividends paid or declared .......................................      (0.33)     (0.34)      (0.35)      (0.35)     (0.24)
Distributions from net gain realized .............................      (0.01)     (0.11)      (0.06)      (0.14)        --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.23       0.11        0.02        0.20      (0.79)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD ...................................      $8.50      $8.27       $8.16       $8.14      $7.94
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       7.11%      7.07%       5.37%       9.17%     (6.45)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       1.78%      1.76%       1.72%       1.91%      1.78%+
Net investment income to average net assets ......................       3.96%      4.18%       4.25%       4.41%      4.33%+
Portfolio turnover ...............................................      15.72%     16.08%      10.08%       4.82%     17.16%++
NET ASSETS, END OF PERIOD
(000s omitted) ...................................................        $837       $509        $389        $465       $704

----------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS


MARYLAND SERIES

                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............................      $8.14      $7.99       $7.96       $7.71      $8.64
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.40       0.40        0.40        0.41       0.42
Net realized and unrealized
  investment gain (loss) .........................................       0.23       0.19        0.06        0.38      (0.76)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.63       0.59        0.46        0.79      (0.34)
Dividends paid or declared .......................................      (0.40)     (0.40)      (0.40)      (0.41)     (0.42)
Distributions from net gain realized .............................      (0.05)     (0.04)      (0.03)      (0.13)     (0.17)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.18       0.15        0.03        0.25      (0.93)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR .....................................      $8.32      $8.14       $7.99       $7.96      $7.71
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       7.89%      7.64%       6.00%      10.90%     (4.08)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       0.89%      0.90%       0.84%       0.96%      0.92%
Net investment income to average net assets ......................       4.82%      4.99%       5.05%       5.31%      5.17%
Portfolio turnover ...............................................       7.59%     14.79%       5.56%       3.63%     17.68%
NET ASSETS, END OF YEAR
(000s omitted) ...................................................     $54,891    $52,549     $54,041     $56,290    $57,263



                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............................      $8.15      $7.99       $7.97       $7.72      $8.46
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.32       0.33        0.33        0.33       0.23
Net realized and unrealized
  investment gain (loss) .........................................       0.23       0.20        0.05        0.38      (0.74)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.55       0.53        0.38        0.71      (0.51)
Dividends paid or declared .......................................      (0.32)     (0.33)      (0.33)      (0.33)     (0.23)
Distributions from net gain realized .............................      (0.05)     (0.04)      (0.03)      (0.13)        --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.18       0.16        0.02        0.25      (0.74)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD ...................................      $8.33      $8.15       $7.99       $7.97      $7.72
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       6.91%      6.80%       4.91%       9.75%     (6.21)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       1.80%      1.81%       1.72%       2.02%      1.80%+
Net investment income to average net assets ......................       3.91%      4.08%       4.14%       4.27%      4.26%+
Portfolio turnover ...............................................       7.59%     14.79%       5.56%       3.63%     17.68%++
NET ASSETS, END OF PERIOD
(000s omitted) ...................................................      $3,128     $2,063      $2,047        $630       $424

----------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS


MASSACHUSETTS SERIES

                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............................      $7.99      $7.85       $7.91       $7.66      $8.54
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.38       0.40        0.41        0.42       0.44
Net realized and unrealized
  investment gain (loss) .........................................       0.37       0.22        0.05        0.28      (0.67)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.75       0.62        0.46        0.70      (0.23)
Dividends paid or declared .......................................      (0.38)     (0.40)      (0.41)      (0.42)     (0.44)
Distributions from net gain realized .............................      (0.09)     (0.08)      (0.11)      (0.03)     (0.21)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.28       0.14       (0.06)       0.25      (0.88)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR .....................................      $8.27      $7.99       $7.85       $7.91      $7.66
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       9.80%      8.11%       5.97%       9.58%     (2.94)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       0.80%      0.84%       0.80%       0.86%      0.85%
Net investment income to average net assets ......................       4.72%      5.06%       5.24%       5.51%      5.46%
Portfolio turnover ...............................................      13.41%     29.26%      26.30%      16.68%     12.44%
NET ASSETS, END OF YEAR
(000s omitted) ...................................................    $109,328   $110,011    $109,872    $115,711   $120,149



                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............................      $7.99      $7.84       $7.90       $7.66      $8.33
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.31       0.33        0.34        0.34       0.24
Net realized and unrealized
  investment gain (loss) .........................................       0.36       0.23        0.05        0.27      (0.67)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.67       0.56        0.39        0.61      (0.43)
Dividends paid or declared .......................................      (0.31)     (0.33)      (0.34)      (0.34)     (0.24)
Distributions from net gain realized .............................      (0.09)     (0.08)      (0.11)      (0.03)        --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.27       0.15       (0.06)       0.24      (0.67)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD ...................................      $8.26      $7.99       $7.84       $7.90      $7.66
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       8.68%      7.29%       5.01%       8.33%     (5.34)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       1.71%      1.74%       1.70%       1.95%      1.78%+
Net investment income to average net assets ......................       3.81%      4.16%       4.32%       4.47%      4.52%+
Portfolio turnover ...............................................      13.41%     29.26%      26.30%      16.68%     12.44%++
NET ASSETS, END OF PERIOD
(000s omitted) ...................................................      $1,468     $1,245      $1,405        $809     $1,099

----------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS


MICHIGAN SERIES

                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............................      $8.60      $8.46       $8.54       $8.28      $9.08
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.41       0.43        0.45        0.46       0.46
Net realized and unrealized
  investment gain (loss) .........................................       0.30       0.23        0.06        0.30      (0.71)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.71       0.66        0.51        0.76      (0.25)
Dividends paid or declared .......................................      (0.41)     (0.43)      (0.45)      (0.46)     (0.46)
Distributions from net gain realized .............................      (0.07)     (0.09)      (0.14)      (0.04)     (0.09)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.23       0.14       (0.08)       0.26      (0.80)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR .....................................      $8.83      $8.60       $8.46       $8.54      $8.28
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       8.63%      8.16%       6.16%       9.56%     (2.90)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       0.79%      0.81%       0.78%       0.87%      0.84%
Net investment income to average net assets ......................       4.78%      5.13%       5.29%       5.50%      5.32%
Portfolio turnover ...............................................      23.60%     10.98%      19.62%      20.48%     10.06%
NET ASSETS, END OF YEAR
(000s omitted) ...................................................    $144,161   $143,370    $148,178    $151,589   $151,095



                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............................      $8.59      $8.45       $8.54       $8.28      $9.01
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.33       0.36        0.37        0.37       0.25
Net realized and unrealized
  investment gain (loss) .........................................       0.30       0.23        0.05        0.30      (0.73)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.63       0.59        0.42        0.67      (0.48)
Dividends paid or declared .......................................      (0.33)     (0.36)      (0.37)      (0.37)     (0.25)
Distributions from net gain realized .............................      (0.07)     (0.09)      (0.14)      (0.04)        --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.23       0.14       (0.09)       0.26      (0.73)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD ...................................      $8.82      $8.59       $8.45       $8.54      $8.28
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       7.66%      7.19%       5.09%       8.36%     (5.47)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       1.70%      1.71%       1.68%       2.01%      1.75%+
Net investment income to average net assets ......................       3.87%      4.23%       4.39%       4.40%      4.40%+
Portfolio turnover ...............................................      23.60%     10.98%      19.62%      20.48%     10.06%++
NET ASSETS, END OF PERIOD
(000s omitted) ...................................................      $1,841     $1,845      $1,486      $1,172       $671

----------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS


MINNESOTA SERIES


                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............................      $7.79      $7.68       $7.82       $7.72      $8.28
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.38       0.40        0.42        0.45       0.45
Net realized and unrealized
  investment gain (loss) .........................................       0.20       0.11       (0.12)       0.11      (0.44)
                                                                        -----      -----       -----       -----      -----
INCREASE FROM INVESTMENT
  OPERATIONS .....................................................       0.58       0.51        0.30        0.56       0.01
Dividends paid or declared .......................................      (0.38)     (0.40)      (0.42)      (0.45)     (0.45)
Distributions from net gain realized .............................      (0.01)        --       (0.02)      (0.01)     (0.12)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.19       0.11       (0.14)       0.10      (0.56)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR .....................................      $7.98      $7.79       $7.68       $7.82      $7.72
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       7.68%      6.85%       3.99%       7.61%      0.12%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       0.81%      0.85%       0.81%       0.87%      0.85%
Net investment income to average net assets ......................       4.87%      5.21%       5.47%       5.89%      5.70%
Portfolio turnover ...............................................      21.86%      6.88%      26.89%       5.57%      3.30%
NET ASSETS, END OF YEAR
(000s omitted) ...................................................    $121,374   $121,674    $126,173    $132,716   $134,990


                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............................      $7.79      $7.68       $7.82       $7.73      $8.22
                                                                        -----      -----       -----       -----      -----
Net investment income ............................................       0.31       0.33        0.35        0.38       0.25
Net realized and unrealized
  investment gain (loss) .........................................       0.20       0.11       (0.12)       0.10      (0.49)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS .....................................................       0.51       0.44        0.23        0.48      (0.24)
Dividends paid or declared .......................................      (0.31)     (0.33)      (0.35)      (0.38)     (0.25)
Distributions from net gain realized .............................      (0.01)        --       (0.02)      (0.01)        --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................       0.19       0.11       (0.14)       0.09      (0.49)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD ...................................      $7.98      $7.79       $7.68       $7.82      $7.73
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................       6.71%      5.89%       3.06%       6.45%     (3.08)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................       1.72%      1.75%       1.71%       1.85%      1.74%+
Net investment income to average net assets ......................       3.96%      4.31%       4.57%       4.92%      4.68%+
Portfolio turnover ...............................................      21.86%      6.88%      26.89%       5.57%      3.30%++
NET ASSETS, END OF PERIOD
(000s omitted) ...................................................      $2,103     $1,799      $2,036      $2,237     $1,649

----------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS


MISSOURI SERIES


                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .............................        $7.82      $7.71       $7.70       $7.41      $8.31
                                                                        -----      -----       -----       -----      -----
Net investment income ..........................................         0.36       0.38        0.39        0.40       0.40
Net realized and unrealized
  investment gain (loss) .......................................         0.28       0.19        0.08        0.36      (0.79)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS ...................................................         0.64       0.57        0.47        0.76      (0.39)
Dividends paid or declared .....................................        (0.36)     (0.38)      (0.39)      (0.40)     (0.40)
Distributions from net gain realized ...........................        (0.07)     (0.08)      (0.07)      (0.07)     (0.11)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .....................         0.21       0.11        0.01        0.29      (0.90)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR ...................................        $8.03      $7.82       $7.71       $7.70      $7.41
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: .........................         8.41%      7.70%       6.27%      10.67%     (4.85)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .................................         0.89%      0.89%       0.86%       0.88%      0.74%
Net investment income to average net assets ....................         4.59%      4.93%       5.03%       5.31%      5.18%
Portfolio turnover .............................................        21.26%      6.47%       8.04%       3.88%     14.33%
NET ASSETS, END OF YEAR
(000s omitted) .................................................       $49,949    $52,766     $49,941     $51,169    $52,621
Without management fee waiver:*
  Net investment income per share ..............................                                            $0.39      $0.39
  Ratios:
  Expenses to average net assets ...............................                                            0.93%      0.88%
  Net investment income to average net assets ..................                                            5.26%      5.04%


                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...........................        $7.82      $7.72       $7.70       $7.41      $8.20
                                                                        -----      -----       -----       -----      -----
Net investment income ..........................................         0.29       0.31        0.32        0.32       0.22
Net realized and unrealized
  investment gain (loss) .......................................         0.28       0.18        0.09        0.36      (0.79)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS ...................................................         0.57       0.49        0.41        0.68      (0.57)
Dividends paid or declared .....................................        (0.29)     (0.31)      (0.32)      (0.32)     (0.22)
Distributions from net gain realized ...........................        (0.07)     (0.08)      (0.07)      (0.07)        --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .....................         0.21       0.10        0.02        0.29      (0.79)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .................................        $8.03      $7.82       $7.72       $7.70      $7.41
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: .........................         7.45%      6.60%       5.46%       9.49%     (7.16)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .................................         1.79%      1.80%       1.76%       1.98%      1.70%+
Net investment income to average net assets ....................         3.69%      4.02%       4.13%       4.23%      4.27%+
Portfolio turnover .............................................        21.26%      6.47%       8.04%       3.88%     14.33%++
NET ASSETS, END OF PERIOD
(000s omitted) .................................................          $418       $474        $565        $515       $350
Without management fee waiver:*
  Net investment income per share ..............................                                            $0.32      $0.22
  Ratios:
  Expenses to average net assets ...............................                                            2.03%      1.80%+
  Net investment income to average net assets ..................                                            4.18%      4.17%+

----------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS

NEW YORK SERIES


                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .............................        $8.28      $7.98       $7.86       $7.67      $8.75
                                                                        -----      -----       -----       -----      -----
Net investment income ..........................................         0.40       0.41        0.42        0.42       0.43
Net realized and unrealized
  investment gain (loss) .......................................         0.40       0.32        0.12        0.36      (0.88)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS ...................................................         0.80       0.73        0.54        0.78      (0.45)
Dividends paid or declared .....................................        (0.40)     (0.41)      (0.42)      (0.42)     (0.43)
Distributions from net gain realized ...........................        (0.08)     (0.02)         --       (0.17)     (0.20)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .....................         0.32       0.30        0.12        0.19      (1.08)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR ...................................        $8.60      $8.28       $7.98       $7.86      $7.67
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: .........................        10.02%      9.45%       6.97%      10.93%     (5.37)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .................................         0.81%      0.82%       0.77%       0.88%      0.87%
Net investment income to average net assets ....................         4.74%      5.09%       5.24%       5.52%      5.31%
Portfolio turnover .............................................        39.85%     23.83%      25.88%      34.05%     28.19%
NET ASSETS, END OF YEAR
(000s omitted) .................................................       $84,822    $83,528     $82,719     $83,980    $90,914


                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...........................        $8.29      $7.98       $7.87       $7.67      $8.55
                                                                        -----      -----       -----       -----      -----
Net investment income ..........................................         0.32       0.34        0.34        0.34       0.23
Net realized and unrealized
  investment gain (loss) .......................................         0.39       0.33        0.11        0.37      (0.88)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS ...................................................         0.71       0.67        0.45        0.71      (0.65)
Dividends paid or declared .....................................        (0.32)     (0.34)      (0.34)      (0.34)     (0.23)
Distributions from net gain realized ...........................        (0.08)     (0.02)         --       (0.17)        --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .....................         0.31       0.31        0.11        0.20      (0.88)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .................................        $8.60      $8.29       $7.98       $7.87      $7.67
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: .........................         8.88%      8.60%       5.86%       9.87%     (7.73)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .................................         1.72%      1.73%       1.68%       1.96%      1.81%+
Net investment income to average net assets ....................         3.83%      4.18%       4.33%       4.42%      4.39%+
Portfolio turnover .............................................        39.85%     23.83%      25.88%      34.05%     28.19%++
NET ASSETS, END OF PERIOD
(000s omitted) .................................................        $2,182     $1,572      $1,152        $885       $476

                                       60
----------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS

OHIO SERIES


                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .............................        $8.19      $8.09       $8.11       $7.90      $8.77
                                                                        -----      -----       -----       -----      -----
Net investment income ..........................................         0.40       0.42        0.43        0.44       0.44
Net realized and unrealized
  investment gain (loss) .......................................         0.29       0.17        0.02        0.28      (0.70)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS ...................................................         0.69       0.59        0.45        0.72      (0.26)
Dividends paid or declared .....................................        (0.40)     (0.42)      (0.43)      (0.44)     (0.44)
Distributions from net gain realized ...........................        (0.11)     (0.07)      (0.04)      (0.07)     (0.17)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .....................         0.18       0.10       (0.02)       0.21      (0.87)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR ...................................        $8.37      $8.19       $8.09       $8.11      $7.90
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: .........................         8.77%      7.54%       5.68%       9.59%     (3.08)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .................................         0.78%      0.81%       0.77%       0.84%      0.84%
Net investment income to average net assets ....................         4.92%      5.19%       5.32%       5.56%      5.34%
Portfolio turnover .............................................        24.74%     11.76%      12.90%       2.96%      9.37%
NET ASSETS, END OF YEAR
(000s omitted) .................................................      $153,126   $154,419    $162,243    $170,191   $171,469



                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...........................        $8.23      $8.13       $8.15       $7.92      $8.61
                                                                        -----      -----       -----       -----      -----
Net investment income ..........................................         0.33       0.35        0.36        0.36       0.24
Net realized and unrealized
  investment gain (loss) .......................................         0.29       0.17        0.02        0.30      (0.69)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS ...................................................         0.62       0.52        0.38        0.66      (0.45)
Dividends paid or declared .....................................        (0.33)     (0.35)      (0.36)      (0.36)     (0.24)
Distributions from net gain realized ...........................        (0.11)     (0.07)      (0.04)      (0.07)        --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .....................         0.18       0.10       (0.02)       0.23      (0.69)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .................................        $8.41      $8.23       $8.13       $8.15      $7.92
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: .........................         7.78%      6.57%       4.74%       8.67%     (5.36)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .................................         1.69%      1.71%       1.67%       1.93%      1.78%+
Net investment income to average net assets ....................         4.01%      4.29%       4.42%       4.48%      4.41%+
Portfolio turnover .............................................        24.74%     11.76%      12.90%       2.96%      9.37%++
NET ASSETS, END OF PERIOD
(000s omitted) .................................................        $1,103     $1,160      $1,011        $660       $324

                                       61
----------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS


OREGON SERIES


                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .............................        $7.87      $7.65       $7.66       $7.43      $8.08
                                                                        -----      -----       -----       -----      -----
Net investment income ..........................................         0.36       0.38        0.40        0.40       0.40
Net realized and unrealized
  investment gain (loss) .......................................         0.28       0.26          --        0.25      (0.59)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS ...................................................         0.64       0.64        0.40        0.65      (0.19)
Dividends paid or declared .....................................        (0.36)     (0.38)      (0.40)      (0.40)     (0.40)
Distributions from net gain realized ...........................        (0.10)     (0.04)      (0.01)      (0.02)     (0.06)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .....................         0.18       0.22       (0.01)       0.23      (0.65)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR ...................................        $8.05      $7.87       $7.65       $7.66      $7.43
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: .........................         8.48%      8.60%       5.27%       9.05%     (2.38)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .................................         0.88%      0.90%       0.86%       0.86%      0.78%
Net investment income to average net assets ....................         4.60%      4.88%       5.18%       5.40%      5.20%
Portfolio turnover .............................................        12.62%     19.46%      28.65%       2.47%      9.43%
NET ASSETS, END OF YEAR
(000s omitted) .................................................       $57,601    $55,239     $57,345     $59,549    $59,884
Without management fee waiver:*
  Net investment income per share                                                                           $0.40      $0.39
  Ratios:
  Expenses to average net assets                                                                            0.91%      0.89%
  Net investment income to average net assets                                                               5.35%      5.09%



                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...........................        $7.87      $7.64       $7.65       $7.43      $8.02
                                                                        -----      -----       -----       -----      -----
Net investment income ..........................................         0.29       0.31        0.33        0.33       0.22
Net realized and unrealized
  investment gain (loss) .......................................         0.27       0.27          --        0.24      (0.59)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS ...................................................         0.56       0.58        0.33        0.57      (0.37)
Dividends paid or declared .....................................        (0.29)     (0.31)      (0.33)      (0.33)     (0.22)
Distributions from net gain realized ...........................        (0.10)     (0.04)      (0.01)      (0.02)        --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .....................         0.17       0.23       (0.01)       0.22      (0.59)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .................................        $8.04      $7.87       $7.64       $7.65      $7.43
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: .........................         7.37%      7.77%       4.33%       7.86%     (4.76)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .................................         1.79%      1.80%       1.76%       1.83%      1.72%+
Net investment income to average net assets ....................         3.69%      3.98%       4.28%       4.41%      4.32%+
Portfolio turnover .............................................        12.62%     19.46%      28.65%       2.47%      9.43%++
NET ASSETS, END OF PERIOD
(000s omitted) .................................................        $2,650     $1,678      $1,540      $1,495       $843
Without management fee waiver:*
  Net investment income per share                                                                           $0.33      $0.22
  Ratios:
  Expenses to average net assets                                                                            1.88%      1.82%+
  Net investment income to average net assets                                                               4.36%      4.22%+

                                       62
----------
See footnotes on page 63.

FINANCIAL HIGHLIGHTS


SOUTH CAROLINA SERIES


                                                                                              CLASS A
                                                                        ---------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------
                                                                        1998       1997        1996        1995       1994
                                                                        -----      -----       -----       -----      -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .............................        $8.16      $8.07       $7.97       $7.61      $8.52
                                                                        -----      -----       -----       -----      -----
Net investment income ..........................................         0.39       0.40        0.41        0.41       0.41
Net realized and unrealized
  investment gain (loss) .......................................         0.29       0.22        0.12        0.37      (0.79)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS ...................................................         0.68       0.62        0.53        0.78      (0.38)
Dividends paid or declared .....................................        (0.39)     (0.40)      (0.41)      (0.41)     (0.41)
Distributions from net gain realized ...........................        (0.07)     (0.13)      (0.02)      (0.01)     (0.12)
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .....................         0.22       0.09        0.10        0.36      (0.91)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF YEAR ...................................        $8.38      $8.16       $8.07       $7.97      $7.61
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: .........................         8.66%      7.99%       6.82%      10.69%     (4.61)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .................................         0.80%      0.84%       0.80%       0.88%      0.83%
Net investment income to average net assets ....................         4.74%      5.04%       5.15%       5.38%      5.12%
Portfolio turnover .............................................        16.63%        --       20.66%       4.13%      1.81%
NET ASSETS, END OF YEAR
(000s omitted) .................................................      $106,328   $101,018    $108,163    $112,421   $115,133



                                                                                              CLASS D
                                                                        ----------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        -----------------------------------------      TO
                                                                        1998       1997        1996        1995      9/30/94
                                                                        -----      -----       -----       -----     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...........................        $8.16      $8.06       $7.97       $7.61      $8.42
                                                                        -----      -----       -----       -----      -----
Net investment income ..........................................         0.31       0.33        0.34        0.34       0.22
Net realized and unrealized
  investment gain (loss) .......................................         0.29       0.23        0.11        0.37      (0.81)
                                                                        -----      -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS ...................................................         0.60       0.56        0.45        0.71      (0.59)
Dividends paid or declared .....................................        (0.31)     (0.33)      (0.34)      (0.34)     (0.22)
Distributions from net gain realized ...........................        (0.07)     (0.13)      (0.02)      (0.01)        --
                                                                        -----      -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .....................         0.22       0.10        0.09        0.36      (0.81)
                                                                        -----      -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .................................        $8.38      $8.16       $8.06       $7.97      $7.61
                                                                        =====      =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: .........................         7.68%      7.15%       5.73%       9.63%     (7.14)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .................................         1.71%      1.75%       1.70%       1.85%      1.74%+
Net investment income to average net assets ....................         3.83%      4.13%       4.25%       4.40%      4.29%+
Portfolio turnover .............................................        16.63%        --       20.66%       4.13%      1.81%++
NET ASSETS, END OF PERIOD
(000s omitted) .................................................        $5,594     $3,663      $2,714      $1,704     $1,478

----------
 * During the periods stated, the Manager, at its discretion, waived portions of its fees for the Georgia, Missouri, and Oregon Series.
** Commencement of offering of Class D shares.
 + Annualized.
++ For the year ended September 30, 1994.
See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN MUNICIPAL FUND SERIES, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Series of Seligman Municipal Fund Series, Inc. as of September 30, 1998, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each Series of Seligman Municipal Fund Series, Inc. as of September 30, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.
/S/ DELOITTE & TOUCHE LLP
New York, New York
October 30, 1998

JOHN R. GALVIN 2, 4
DEAN, Fletcher School of Law and Diplomacy
   at Tufts University
DIRECTOR, Raytheon Corporation

ALICE S. ILCHMAN 3, 4
TRUSTEE, Committee for Economic Development
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2, 4
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

JOHN E. MEROW 2, 4
RETIRED CHAIRMAN AND SENIOR PARTNER,
   Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Industries, Inc.
DIRECTOR, New York Presbyterian Hospital

BETSY S. MICHEL 2, 4
TRUSTEE, The Geraldine R. Dodge Foundation
CHAIRMAN OF THE BOARD OF TRUSTEES, St. George's School

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD, J. & W. Seligman & Co. Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

JAMES C. PITNEY 3, 4
RETIRED PARTNER, Pitney, Hardin, Kipp & Szuch,
   Law Firm

JAMES Q. RIORDAN 3, 4
DIRECTOR, KeySpan Energy Corporation
TRUSTEE, Committee for Economic Development
DIRECTOR, Public Broadcasting Service

RICHARD R. SCHMALTZ 1
MANAGING DIRECTOR, DIRECTOR OF INVESTMENTS,
   J. & W. Seligman & Co. Incorporated
TRUSTEE EMERITUS, Colby College

ROBERT L. SHAFER 3, 4
RETIRED VICE PRESIDENT, Pfizer Inc.

JAMES N. WHITSON 2, 4
DIRECTOR AND CONSULTANT, Sammons Enterprises, Inc.
DIRECTOR, CommScope, Inc.
DIRECTOR, C-SPAN

BRIAN T. ZINO 1
PRESIDENT
PRESIDENT, J. & W. Seligman & Co. Incorporated
CHAIRMAN, Seligman Data Corp.
DIRECTOR, ICIMutual Insurance Company

DIRECTOR EMERITUS
FRED E. BROWN
DIRECTOR AND CONSULTANT, J. & W. Seligman & Co. Incorporated

----------
Member:    1 Executive Committee
           2 Audit Committee
           3 Director Nominating Committee
           4 Board Operations Committee

EXECUTIVE OFFICERS

WILLIAM MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

THOMAS G. MOLES
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY


MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450     Shareholder
                   Services
(212) 682-7600     Outside the
                   United States
(800) 622-4597     24-Hour Automated
                   Telephone Access
                   Service

GLOSSARY OF FINANCIAL TERMS

CAPITAL GAIN DISTRIBUTION -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio. For tax purposes, these profits may be taxed at different rates, primarily depending upon the length of time the securities were owned by the fund.

CAPITAL APPRECIATION/DEPRECIATION -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSC expires after a fixed time period).

DIVIDEND -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -- A measurement of a fund's dividend as a percentage of the maximum offering price.

EXPENSE RATIO -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT OBJECTIVE -- The shared investment goal of a fund and its shareholders.

MANAGEMENT FEE -- The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE (OP) -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

PORTFOLIO TURNOVER -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, officers and directors, how shares are bought and redeemed, fund fees and other charges, and the fund's financial statements.

SEC YIELD -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -- A document that contains updated or more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

YIELD ON SECURITIES -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

----------
Adapted from the Investment Company Institute's 1998 Mutual Fund Fact Book.

 THIS REPORT IS INTENDED ONLY FOR THE INFORMATION OF SHAREHOLDERS OR THOSE WHO
   HAVE RECEIVED THE OFFERING PROSPECTUS COVERING SHARES OF CAPITAL STOCK OF SELIGMAN MUNICIPAL FUND SERIES, INC., WHICH CONTAINS INFORMATION ABOUT THE SALES CHARGES, MANAGEMENT FEE, AND OTHER COSTS. PLEASE READ THE PROSPECTUS
                  CAREFULLY BEFORE INVESTING OR SENDING MONEY.

                            SELIGMAN ADVISORS, INC.
                                AN AFFILIATE OF

                                     [LOGO]

                              J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1865

                      100 PARK AVENUE, NEW YORK, NY 10017

TEA2 9/98                                      [LOGO] PRINTED ON RECYCLED PAPER